File No. 2-79131
                                                            File No. 811-3557

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 33                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 34
                 (Check appropriate box or boxes.)

                          UMB SCOUT STOCK FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 33-9175
                                                            File No. 811-4860

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 27                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 28
                 (Check appropriate box or boxes.)

                         UMB SCOUT REGIONAL FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                           File No. 33-61123
                                                           File No. 811-07323

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 8                          /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 9
                 (Check appropriate box or boxes.)

                         UMB SCOUT BALANCED FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 2-79132
                                                            File No. 811-3558

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 32                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 33
                 (Check appropriate box or boxes.)

                            UMB SCOUT BOND FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 33-58070
                                                            File No. 811-7472

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 16                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 18
                 (Check appropriate box or boxes.)

                          UMB SCOUT WORLDWIDE FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/  on March 31,  1999  pursuant  to  paragraph  (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 2-78688
                                                            File No. 811-3528

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 33                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 34
                 (Check appropriate box or boxes.)

                        UMB SCOUT MONEY MARKET FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/  on March 31,  1999  pursuant  to  paragraph  (a)(1)
      /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                            File No. 2-79130
                                                            File No. 811-3556

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 33                         /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 34
                 (Check appropriate box or boxes.)

                    UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                           File No. 333-40843
                                                           File No. 811-08511

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 2                          /X/
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 4
                 (Check appropriate box or boxes.)

                   UMB SCOUT CAPITAL PRESERVATION FUND, INC.
               (Exact name of Registrant as Specified in Charter)
             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/  60 days after filing  pursuant to paragraph (a)(1)
      /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                           File No. 333-40845
                                                           File No. 811-08513

                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/
      Pre-Effective Amendment No. ____                        /_/
      Post Effective Amendment No. 2                          /X/
                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                           /X/
      Amendment No. 4
                 (Check appropriate box or boxes.)

           UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
        (Exact name of Registrant as Specified in Charter)
      BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (816) 751-5900

   Larry D. Armel, BMA Tower, 700 Karnes Blvd., Kansas City, MO
                            64108-3306
              (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective (check appropriate box)
      /_/ immediately upon filing pursuant to paragraph (b) /_/ on (date) pursuant to paragraph (b)
      /X/ 60 days after filing pursuant to paragraph (a)(1) /_/ on March 31, 1999 pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      /_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A


UMB Scout Funds

Prospectus October 31, 1999


Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund
Money Market Fund
Federal Portfolio
Prime Portfolio
Tax-Free Money Market Fund



OPPORTUNITY
BEYOND
TOMORROW



Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus.
Any representation to the contrary is a criminal offense.


PROSPECTUS
	October 31, 1999

Toll-Free 1-800-996-2862

UMB Scout Stock Fund
UMB Scout Stock Select Fund
UMB Scout Regional Fund
UMB Scout WorldWide Fund
UMB Scout WorldWide Select Fund
UMB Scout Capital Preservation Fund
UMB Scout Balanced Fund
UMB Scout Bond Fund
UMB Scout Kansas Tax-Exempt Bond Fund*
UMB Scout Money Market Fund
	Federal Portfolio
	Prime Portfolio
UMB Scout Tax-Free Money Market Fund

*Available in Kansas and Missouri only.


INVESTMENT ADVISER AND MANAGER:	DISTRIBUTOR:
UMB BANK, N.A.	JONES & BABSON, INC.
Kansas City, Missouri	Kansas City, Missouri


TABLE OF CONTENTS

                                                                        Page
Information About the Funds
Investment Objectives and Principal Investment Strategies		2
Principal Risk Factors                                                  7
Past Performance                                                        9
Fees and Expenses                                                       12
Investment Adviser and Manager                                          14
Financial Highlights                                                    15

Information About Investing
How to Purchase Shares                                                  26
How to Redeem Shares                                                    26
Additional Policies about Transactions                                  26
Shareholder Services                                                    27
How Share Price is Determined                                           28
Dividends, Distributions and their Taxation                             28
Conducting Business with the UMB Scout Funds                            30


INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES



	UMB SCOUT FUND	INVESTMENT OBJECTIVE

UMB SCOUT STOCK FUND                   Long-term growth of capital and income.
UMB SCOUT STOCK SELECT FUND
UMB SCOUT REGIONAL FUND
UMB SCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND

UMB SCOUT CAPITAL PRESERVATION FUND    Long-term growth of capital.

UMB SCOUT BALANCED FUND                Long-term growth of capital and
                                       high current income.
UMB SCOUT BOND FUND                    Maximum current income consistent with
                                       quality and maturity standards.
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND  Current income exempt from regular federal income tax and Kansas state
                                       personal income tax.
UMB SCOUT MONEY MARKET FUND            Maximum income consistent with safety
        Federal Portfolio              of principal and liquidity.
UMB SCOUT MONEY MARKET FUND
	Prime Portfolio

UMB SCOUT TAX-FREE MONEY MARKET FUND   Highest level of income exempt from
                                       federal income tax consistent with
                                       quality and maturity standards.


The shares offered by this prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a., or any other banking institution. They are not federally insured by the Federal Deposit Insurance
Corporation (F.D.I.C.). These shares involve investment risks, including the possible loss of the principal invested.



Principal Investment Strategies:

Each Fund and Portfolio intends to pursue its objective by principally investing as described below. The Investment Adviser and Manager for each Fund and Portfolio is UMB Bank, n.a.


UMB Scout Stock Fund and UMB Scout Stock Select Fund

 Objective: Long-term growth of capital and income.

To pursue its objective, each Fund invests in a diversified portfolio of common stocks. UMB Scout Stock Fund normally invests at least 80% of its assets in common stocks and UMB Scout Stock Select Fund normally invests substantially all (at least 90%) of its assets in common stocks. Current yield is a secondary consideration for each Fund.

How do the Funds choose securities in which to invest? Each Fund buys stock of companies it believes to be valuable based on the above-average ability of the company to increase its earnings and dividends. The Funds believe the true value of a company's stock is determined by:

 The company's earnings power
 The company's ability to pay dividends
 The value of the company's assets

The Funds favor a `buy and hold' approach to common stock investing, and therefore the Funds tend to hold individual common stocks for longer-term periods. The Adviser believes that the intrinsic worth and fundamental value of most well-managed companies do not change rapidly, although there may be wide variations in a company's stock price. A `buy and hold' approach also reduces portfolio turnover, which can lower transaction fees and may result in lower taxes for investors.

Although the Funds normally invest primarily in common stocks as described above, there may be times when they will use a higher percentage of other investments. If the Adviser believes that negative economic or market conditions make it more difficult to achieve growth of capital through investment in common stocks, the Funds may seek their objective by investing a higher percentage of their assets in preferred stocks, fixed-income securities convertible into common stocks, high-grade bonds or other investments that may provide income. In such cases, the Funds will resume investing primarily in commons stocks when conditions warrant.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in those types of investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment.

How do UMB Scout Stock Fund and UMB Scout Stock Select Fund differ? The relevant difference between the two Funds is that UMB Scout Stock Fund generally maintains a larger cash reserve than UMB Scout Stock Select Fund. Since the two Funds share the same investment style, their returns will tend to move in the same direction. However, the larger cash reserve of UMB Scout Stock Fund will tend to make its returns less volatile. This means it is likely the returns will not gain as much when the Fund's investments increase in value and the returns will not decline as much when the investments lose value.

UMB Scout Stock Fund commenced operations in November 1982 and UMB Scout Stock Select Fund commenced operations in May 1999.

UMB Scout Regional Fund

Objective: Long-term growth of capital and income.

The Fund normally invests at least 80% of its assets in common stocks issued by smaller companies either located in or doing a substantial portion of their business in Arkansas, Colorado, Illinois, Iowa, Kansas, Missouri, Nebraska or Oklahoma. Current yield is a secondary consideration.

How does UMB Scout Regional Fund choose securities in which to invest? The Fund normally will invest in a diversified portfolio of stocks of smaller regional companies having market capitalizations of $1 billion or less. Stocks will be selected based upon the Adviser's perception of their above-average potential for long-term growth of capital and dividend income.

Should the Adviser believe that negative economic or market conditions make it more difficult to achieve growth of capital through investment in common stocks, the Fund may seek its objective by investing a higher percentage of its assets in preferred stocks, fixed-income securities convertible into common stocks, high-grade bonds or other defensive investments that may provide income. In such cases, the Fund will resume investing primarily in common stocks when conditions warrant.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB Scout WorldWide Fund and UMB Scout Worldwide Select Fund

Objective: Long-term growth of capital and income.

Each Fund normally pursues its objective by investing in a diversified portfolio of equity securities of established companies either located outside the U.S. or whose primary business is carried on outside the U.S. Equity securities include common stocks, securities convertible into common stocks and depository receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies).

How do the Funds choose securities in which to invest? The Funds primarily invest in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends. Seasoned companies are considered to be companies that have been in existence for at least three years. Generally, the Funds will invest no more than 25% of their assets in any one country and intend to diversify investments among countries and industries.

UMB Scout WorldWide Fund normally invests at least 80% of its assets in equity securities as described above and the UMB Scout WorldWide Select Fund normally invests substantially all (at least 90%) of its assets in such securities. However, if the Adviser believes negative economic or market conditions make it more difficult to achieve growth of capital through investment in such securities, the Funds may pursue their objective by investing a higher percentage of their assets in preferred stocks, fixed-income securities convertible into common stocks, high-grade bonds or other investments that may provide income. In such cases, the Funds will resume investing primarily in equity securities when conditions warrant.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in those types of investments for temporary defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment. The Funds also may use currency forwards to hedge against possible currency price changes.

How do UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund differ? The relevant difference between the two Funds is that UMB Scout WorldWide Fund generally maintains a larger cash position than UMB Scout WorldWide Select Fund. Since the two Funds generally invest in the same kinds of equity securities, their returns will tend to move in the same direction. However, the larger cash position of UMB Scout WorldWide Fund will tend to make its returns less volatile. This means it is likely the returns will not gain as much when the Fund's investments increase in value and the returns will not decline as much when the investments lose value.

UMB Scout WorldWide Fund commenced operations in September 1993 and UMB Scout WorldWide Select Fund commenced operations in May 1999.

UMB Scout Capital Preservation Fund

Objective: Long-term growth of capital.

The Fund normally pursues its objective by investing at least 65% of its assets in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks).

How does UMB Scout Capital Preservation Fund choose securities in which to invest? Normally, the Fund invests in equity securities of companies:

        whose earnings or tangible assets are expected to outpace inflation with a significant potential for earnings growth or revaluation of assets

The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over-the-counter, without restriction as to market capitalization.

In selecting investments, the Adviser will consider economic and monetary conditions and projected inflation rates over time and will shift its investments based on its interpretation of economic conditions and underlying security valuations.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.


UMB Scout Balanced Fund

 Objective: Long-term growth of capital and high current income.

The Fund seeks long-term growth of capital by investing in equity securities (common stocks, securities convertible into common stocks, preferred stocks and warrants), and seeks high current income by investing in fixed-income securities.

How does UMB Scout Balanced Fund choose securities in which to invest? The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security regardless of market capitalization. Normally, the Fund will invest a minimum of 25% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities and will maintain a diversified portfolio of investments. Generally, the average maturity of the fixed-income securities in the portfolio will be between three and seven years. The Adviser will shift the proportions of each type of investment based on its interpretation of economic conditions and underlying security valuations.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB Scout Bond Fund

Objective: Maximum current income consistent with quality and maturity standards.

Generally, the Fund will pursue its objective by investing in a diversified portfolio of fixed-income obligations.

How does UMB Scout Bond Fund choose securities in which to invest? The Fund normally invests at least 80% of its assets in fixed-income instruments issued by the U.S. Government and its agencies, or corporations or other business organizations. The Fund's investments in securities issued by corporations or other business entities will be rated at the time of purchase within the top three classifications of Moody's Investor Service, Inc. (Aaa, Aa and A) or Standard & Poor's Corporation (AAA, AA, A).

The Fund may maintain a portion of its assets in reserves to cover redemptions, unexpected expenses and to provide portfolio flexibility. These reserves will be held in cash or short-term debt obligations.

The overall weighted average maturity of the Fund normally will be three to seven years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Adviser may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.

UMB Scout Kansas Tax-Exempt Bond Fund

 Objective: Current income exempt from regular federal income tax and Kansas state personal income tax.


This Fund is only available to shareholders located in Kansas and Missouri. The Fund pursues its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is tax-exempt as described above.

How does UMB Scout Kansas Tax-Exempt Fund choose securities in which to invest? The Fund generally will invest in securities that, at the time of purchase, are within the top three classifications of Moody's Investors Service, Inc. (Aaa, Aa, A), Standard & Poor's Corporation (AAA, AA, A) or Fitch Investor's Services (AAA, AA, A). In addition, the credit quality of unrated securities at the time of purchase generally will be, in the opinion of the Adviser, at least equivalent to an A rating by Moody's, Standard & Poor's or Fitch. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund until they can be disposed of in a reasonable manner.

Non-fundamental policies of UMB Scout Kansas Tax-Exempt Bond Fund - The following policies of the Fund can be changed by its Board of Directors without the approval of shareholders:

               Under normal conditions, the Fund will invest at least 80% of its assets in obligations issued by the State of Kansas or its political subdivisions. These obligations may include municipal bonds, notes and commercial paper of varying maturities issued by a municipality for a wide variety of both public and private purposes.
These instruments can be classified as general obligation or revenue bonds, or bond anticipation, tax anticipation and revenue anticipation notes.
               The Fund is classified as a "non-diversified" investment company. This means the Fund is likely to invest a greater percentage of its assets in a single issuer than a diversified investment company.
               The overall weighted average maturity of the Fund normally will be between five to ten years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Adviser may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.
               Normally, the Fund will invest up to 20% of its net assets in short-term municipal securities, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

UMB Scout Money Market Fund

 Objective: Maximum income consistent with safety of principal and liquidity.

The Fund further seeks to maintain a constant net asset value of $1.00 per share. UMB Scout Money Market Fund offers two Portfolios - Federal and Prime. The Portfolios pursue their objective by investing in high-quality, short-term debt instruments. Each Portfolio will maintain a weighted average maturity of 90 days or less.

How do the Portfolios of UMB Scout Money Market Fund choose securities in which to invest? As money market funds, the Portfolios select only high-quality, short-term obligations in which to invest. Examples of these securities follow.

	Federal Portfolio - only invests in the following U.S. Government securities:

        Direct obligations of the U.S. Government, such as Treasury bills, notes and bonds.
        Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury; or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

		The Federal Portfolio may also invest in these types of securities subject to repurchase agreements entered into with the seller of the issues.

Prime Portfolio - In addition to the securities eligible for purchase by the Federal Portfolio, the Prime Portfolio may also invest in:

    Domestic short-term obligations issued by larger U.S.
    commercial banks and Savings and Loan Associations which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks.
    Short-term obligations issued by companies that meet the high credit-quality standards of the Portfolio.

You may request from us a free copy of the Statement of Additional Information for details about the credit standards to which the Fund's investments must adhere.

UMB Scout Tax-Free Money Market Fund

 Objective: Highest level of income exempt from federal income tax consistent with quality and maturity standards.

The Fund further seeks to maintain a stable net asset value of $1.00 per share.

How does UMB Scout Tax-Free Money Market Fund choose securities in which to invest? As a tax-free money market fund, the Fund selects only high-quality, short-term obligations in which to invest. Normally, the Fund will invest at least 80% of its assets in such securities issued by municipalities. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Adviser believes it is in the best interest of shareholders. However, the Fund has the ability to invest a higher percentage in taxable obligations when, in the opinion of the Adviser, extraordinary market conditions dictate such a defensive posture is in the best interest of shareholders. Such taxable instruments include: obligations of the U.S. government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.

You may request from us a free copy of the Statement of Additional Information for details about the credit standards to which the Fund's investments must adhere.

Shareholder approval is required to change the preceding objectives and policies except for the following:

         UMB Scout Stock Select Fund
         UMB Scout WorldWide Select Fund
         UMB Scout Kansas Tax-Exempt Bond Fund (as noted)

PRINCIPAL RISK FACTORS

Market Risks

Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since UMB Scout Stock, Stock Select, Regional, WorldWide, WorldWide Select, Capital Preservation and Balanced Funds are normally invested in equity securities, you should expect the value of these Funds to go up and down. As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

Different types of investments shift in and out of favor depending on market and economic conditions. At various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in favor.

Small Company Risks

UMB Scout Regional Fund invests primarily in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are generally more volatile than the securities of larger, more established companies. An investment in UMB Scout Regional Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. While the Fund cannot eliminate these risks, the Funds' Adviser tries to minimize risk by diversifying its investments across different companies and economic sectors.


Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

Fixed Income Risks

An investment in the Portfolios of the UMB Scout Money Market Fund or UMB Scout Tax-Free Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Adviser seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. Furthermore, these fluctuations tend to increase as a bond's maturity increases, so a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond. As a result, the value of Funds like UMB Scout Balanced, Bond and Kansas Tax-Exempt Bond will go up and down. As with all mutual funds, you could lose money by investing in these Funds.

The amount of dividends paid by these Funds to you will vary depending on the amount of income they earn on their investments. It is possible an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

International Risks

International investing poses additional risks such as currency fluctuations. If a security owned by a Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in U.S. dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the U.S., sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as U.S. companies. These risks are inherently passed on to the company's shareholders, including UMB Scout WorldWide and WorldWide Select Funds, and in turn, to the Fund's shareholders. UMB Scout WorldWide and WorldWide Select Funds intend to limit these risks by investing no more than 20% of their respective assets in investments in developing countries.

Geographic Risks

UMB Scout Regional Fund and UMB Scout Kansas Tax-Exempt Bond Fund invest in issuers connected with relatively limited geographic areas. These issuers are more susceptible to specific adverse economic or political occurrences or developments than are more geographically dispersed issuers.

Year 2000 Risks

Computer systems that cannot process and calculate date-related information as of and after January 1, 2000 are a concern for financial and business organizations around the world. The Funds are taking steps to address the Year 2000 issue with respect to the computer systems they employ, and have asked that their major service providers take comparable steps. Also, the Funds' Adviser is using its best efforts to evaluate any potential adverse effects from the Year 2000 issue on companies whose securities may be purchased by the Funds. However, there is no assurance that these steps will be completely effective.

PAST PERFORMANCE

The following tables provide an indication of the risks of investing in the Funds. The bar charts show how each Funds' returns have changed from year to year. The tables on the right show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks. The tables include all expenses of the Funds and assume that all dividends and capital gains distributions have been reinvested in new shares. Keep in mind that past performance is not necessarily an indication of how a Fund will perform in the future.

Information is not included for UMB Scout Stock Select Fund, UMB Scout WorldWide Select Fund, UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund because these Funds did not have a full calendar year of operations as of December 31, 1998.



CHART - UMB SCOUT STOCK FUND

Annual Total Return as of December 31 of Each Year


Year-to-Date Return (through September 30, 1999) = _________ %
Best Quarter Ended 6/99 = 13.70%
Worst Quarter Ended 9/90 = -9.72%


Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Stock Fund		7.62%	12.14%	11.79%
Lipper Growth & Income
        Fund Index      13.58%  17.85%  15.55%
S&P 500 Index		28.58%	24.06%	19.21%


CHART - UMB SCOUT REGIONAL FUND

Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through September 30, 1999) = _________ %
Best Quarter Ended 6/99 = 18.21%
Worst Quarter Ended 9/98 = -13.61%


Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Regional Fund		-3.68%	10.01%	8.13%
Lipper Small Co.
        Fund Index      -1.33%  11.17%  13.09%
Russell 2000 Index      -2.55%  11.86%  12.92%


CHART - UMB SCOUT WORLDWIDE FUND

Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through September 30, 1999) = _________ %
Best Quarter Ended 12/98 = 15.68%
Worst Quarter Ended 9/98 = -13.21%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years Since Inception*
WorldWide Fund          17.96%  14.49%  14.83%
Lipper Global Fund
	Index		14.59%	11.08%	13.24%
MSCI EAFE Index		20.33%	9.37%	9.22%

*Inception Date: September 14, 1993


CHART - UMB SCOUT BALANCED FUND

Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through September 30, 1999) = _________ %
Best Quarter Ended 3/98 = 5.37%
Worst Quarter Ended 9/98 = -2.47%


Average Annual Total Return as of December 31, 1998
                        1 Year  Since Inception*
Balanced Fund           3.16%   6.45%
Lipper Balanced Fund
Index                   15.03%  -
S&P 500 Index		28.58%	28.23%

*Inception Date: December 6, 1995


CHART - UMB SCOUT BOND FUND

Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through September 30, 1999) = _________ %
Best Quarter Ended 6/89 = 5.74%
Worst Quarter Ended 3/94 = -2.42%


Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Bond Fund		7.14%	5.63%	7.54%
Lipper Intermediate Inv.
       Grade Fund Index 7.80%   6.43%   8.21%


CHART - UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through September 30, 1999) = _________ %
Best Quarter Ended 6/89 = 2.32%
Worst Quarter Ended 6/93 = 0.67%


Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Money Market Fund -
	Prime		5.14%	4.94%	5.36%
Lipper Money Market
        Fund Index      5.11%   4.90%   5.33%
Merrill Lynch 91-Day
   Treasury Bill Index  5.23%   5.21%   5.68%



CHART - UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO

Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through September 30, 1999) = _________ %
Best Quarter Ended 6/89 = 2.28%
Worst Quarter Ended 6/93 = 0.66%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Money Market Fund -
	Federal		5.04%	4.88%	5.28%
Lipper Money Market
        Fund Index      5.11%   4.90%   5.33%
Merrill Lynch 91-Day
   Treasury Bill Index  5.23%   5.21%   5.68%


CHART - UMB SCOUT TAX-FREE MONEY MARKET FUND

Annual Total Return as of December 31 of Each Year

Year-to-Date Return (through September 30, 1999) = _________ %
Best Quarter Ended 6/89 = 1.55%
Worst Quarter Ended 3/94 = 0.44%

Average Annual Total Return as of December 31, 1998
                        1 Year  5 Years 10 Years
Tax-Free Money Market
        Fund            2.94%   2.95%   3.44%
Lipper Money Market Fund
   (Tax-Adjusted) Index 3.52%   3.38%   3.67%
Merrill Lynch 91-Day
   Treasury Bill Index  5.23%   5.21%   5.68%

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds. UMB Scout Stock Select Fund and UMB Scout WorldWide Select Fund are new Funds as of May 1999, so the amounts of "Other Expenses," "Total Annual Fund Expenses" and the "Example" are based on estimates for the first year of operation.

                                UMB     UMB     UMB     UMB     UMB     UMB     UMB     UMB     UMB     UMB     UMB     UMB
                                SCOUT   SCOUT   SCOUT   SCOUT   SCOUT   SCOUT   SCOUT   SCOUT   SCOUT   SCOUT   SCOUT   SCOUT
                                STOCK   STOCK   REGIO-  WORLD   WORLD   CAPIT-  BALAN-  BOND    KANSAS  MM      MM      T-F
                                FUND    SELECT  NAL     WIDE    WIDE    AL PRE- CED     FUND    T-E     FEDERAL PRIME   MM FUND
                                        FUND    FUND    FUND    SELECT  SERVA.  FUND            BOND    PORT.   PORT.
Shareholder Fees
(fees paid directly from
  your investment)
 Maximum Sales Charge (Load)
         Imposed on Purchases   None    None    None    None    None    None    None    None    None    None    None    None
 Maximum Deferred Sales
 Charge (Load)                  None    None    None    None    None    None    None    None    None    None    None    None
 Maximum Sales Charge
        (Load) Imposed on
        Reinvested Dividends    None    None    None    None    None    None    None    None    None    None    None    None
 Redemption Fee                 None    None    None    None    None    None    None    None    None    None    None    None
 Exchange Fee                   None    None    None    None    None    None    None    None    None    None    None    None
Annual Fund Operating Expenses
(expenses deducted from
  Fund assets)
 Management Fees                .85%   .85%    .85%    .85%    .85%     .85%    .85%    .85%    .50%    .50%    .50%    .50%
 Distribution (12b-1) Fees      None    None    None    None    None    None    None    None    None    None    None    None
 Other Expenses                 .02%    None    .04%    .01%    None    None    .02%    .02%    None    .01%    .01%    .02%
 Total Annual Fund
 Operating Expenses            .87%     .85%   .89%     .86%    .85%    .85%    .87%    .87%    .50%    .51%    .51%    .52%

EXAMPLES

The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                          $89     $87     $91     $88     $87     $87     $89     $89     $51     $52     $52     $53
3 Years                         $278    $271    $284    $274    $271    $271    $278    $278    $160    $164    $164    $167
5 Years                         $482            $493    $477            $471    $482    $482    $280    $285    $285    $291
10 Years                        $1,073          $1,096  $1,061          $1,049  $1,073  $1,073  $628    $640    $640    $653


 Investment Adviser and Manager

UMB Bank, n.a., is each Fund's Manager and Investment Adviser and is located at 1010 Grand Kansas City, Missouri. UMB Bank, n.a., maintains an experienced investment analysis and research staff that serves a broad variety of individual, corporate and institutional clients.

James L. Moffett has been portfolio manager of UMB Scout Stock Fund and
UMB Scout Stock Select Fund since May 1999. In addition, he has managed
UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund since 1993 and May 1999, respectively. He is a Chartered Financial Analyst and has over 31 years of investment management experience. He joined UMB Bank, n.a., (previously Commercial National Bank) in 1979. David B. Anderson has been portfolio manager of UMB Scout Regional Fund since the Fund's change in investment objective in 1991. He joined UMB Bank, n.a., in 1979 and has 26 years of investment management experience. David R.
Bagby has been portfolio manager of UMB Scout Capital Preservation Fund since 1998. Mr. Bagby assumed portfolio management responsibility for UMB Scout Balanced Fund in 1998. He joined UMB Bank, n.a, in 1993 and is a Chartered Financial Analyst with over 25 years of investment management experience. George W. Root has been portfolio manager of UMB
Scout Bond Fund since 1982. He joined UMB Bank, n.a, in 1978 and has over 23 years of investment management experience. M. Kathryn Gellings and Rex Matlack have been portfolio managers of UMB Scout Kansas Tax-
Exempt Bond Fund since 1998. Ms. Gellings joined UMB Bank, n.a., in 1986 and has 12 years of investment experience. Mr. Matlack has 17 years of investment experience and joined UMB Bank, n.a., in 1993. He is a Chartered Financial Analyst. William A. Faust has been portfolio manager of both the Federal and Prime Portfolios of UMB Scout Money
Market Fund since 1995. He joined UMB Bank, n.a., in 1983 and has over 28 years of investment management experience. J. Eric Kelley has been portfolio manager of UMB Scout Tax-Free Money Market Fund since 1996. He joined UMB Bank, n.a., in 1995 and has over eight years of investment experience.

As Manager, UMB Bank, n.a., provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration. Operating expenses not required in the normal operation of a Fund are payable by the Fund. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds' shares with the Securities and Exchange Commission and fees payable to various states. Each Fund also pays its own brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

UMB Bank, n.a., employs Jones & Babson, Inc. at its own expense to provide shareholder accounting system and transfer agency services.
Jones & Babson also acts as the Funds' principal underwriter and distributor. Jones & Babson is a mutual fund servicing organization that was founded in 1959.

For its services, UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB
Scout Regional Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide
Select Fund, UMB Scout Capital Preservation Fund, UMB Scout Balanced
Fund and UMB Scout Bond Fund each pay UMB Bank, n.a., a fee at the annual rate of 85/100 of one percent (0.85%) of their average daily net assets. Likewise, UMB Scout
Kansas Tax-Exempt Bond Fund, UMB Scout Money Market Fund and UMB Scout
Tax-Free Money Market Fund pay UMB Bank, n.a., a fee at the annual rate of 50/100 of one percent (0.50%) of average daily net assets. These fees are computed daily and paid semi-monthly.

UMB Bank, n.a., from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Fund's shares. This includes a fee paid by UMB Bank n.a. to UMB Scout Brokerage Services, Inc. on UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services, Inc.


FINANCIAL HIGHLIGHTS

UMB SCOUT STOCK FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years pertaining to its UMB Scout Stock Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the fiscal year ending on June 30, 1995, is covered by the report of other auditors.


                                                        YEARS ENDED JUNE 30,
                                                        1999    1998    1997    1996    1995
Net assets, beginning of year                           $19.63  $18.33  $16.69  $16.36  $15.42

	Income from investment operations:
                Net investment income                   0.37    0.41    0.43    0.48    0.48
		Net realized and unrealized
                        gains on securities             2.18    2.33    2.23    1.36    2.06
        Total from investment operations                2.55    2.74    2.66    1.84    2.54

	Distributions from:
                Net investment income                   (0.41)  (0.40)  (0.42)  (0.47)  (0.47)
		Net realized gain
                        on investment transactions      (1.24)  (1.04)  (0.60)  (1.04)  (1.13)
        Total distributions                             (1.65)  (1.44)  (1.02)  (1.51)  (1.60)

Net asset value, end of year                            $20.53  $19.63  $18.33  $16.69  $16.36

Total return                                            14%     15%     16%     12%     17%



Ratios/Supplemental Data
Net assets, end of year (in millions)                   $182    $195    $193    $171    $1,372
Ratio of expenses to average net assets                 0.87%   0.86%   0.86%   0.85%   0.86%
Ratio of net investment income
        to average net assets                           1.93%   2.07%   2.48%   2.81%   3.01%
Portfolio turnover rate                                 14%     10%     16%     28%     52%

UMB SCOUT STOCK SELECT FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception pertaining to its UMB Scout Stock Select Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

Net assets, beginning of year                           $       10.00

	Income from investment operations:
                Net investment income                           0.01
		Net realized and unrealized gains on securities			0.07
        Total from investment operations                        0.08

	Distributions from:
                Net investment income                           -
		Net realized gain on investment transactions 			-
        Total distributions                                     -

Net asset value, end of year                            $       10.08

Total return                                                    6%

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $       2
Ratio of expenses to average net assets			0.85%
Ratio of net investment income to average net assets    2.35%
Portfolio turnover rate                                 7%


*The Fund was capitalized on March 17, 1999, with
$100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.


UMB SCOUT REGIONAL FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                                                JANUARY 1, 1996         YEARS ENDED
                                                        YEARS ENDED JUNE 30,    TO                      DECEMBER 31,
                                                        1999    1998    1997    JUNE 30, 1996*          1995    1994
Net asset value, beginning of period                    $11.76  $11.21  $10.38  $10.11                  $9.20   $9.49

	Income from investment operations:
                Net investment income                   0.19    0.20    0.22    0.10                    0.19     0.18
		Net realized and unrealized gains
                      or (losses) on securities         0.18    1.38    1.32    0.67                    1.62     (0.12)
        Total from investment operations                0.37    1.58    1.54    0.77                    1.81     0.06

	Distributions from:
                Net investment income                   (0.22)  (0.22)  (0.18)  (0.10)                  (0.19)   (0.18)
		Net realized gain
                        on investment transactions      (0.52)  (0.81)  (0.53)  (0.40)                  (0.71)   (0.17)
        Total distributions                             (0.74)  (1.03)  (0.71)  (0.50)                  (0.90)   (0.35)

Net asset value, end of period                          $11.39  $11.76  $11.21  $10.38                  $10.11   $9.20

Total return                                            4%      14%     15%     15%                     20%      1%

Ratios/Supplemental Data
Net assets, end of period (in millions)                 $44     $50     $49     $42                     $36      $28
Ratio of expenses to average net assets                 0.89%   0.85%   0.87%   0.86%                   0.89%    0.91%
Ratio of net investment income
        to average net assets                           1.76%   1.54%   2.09%   1.94%                   1.95%    1.95%
Portfolio turnover rate                                 13%     13%     20%     29%                     37%      27%

*Ratios for this period of operation are annualized.


UMB SCOUT WORLDWIDE FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years pertaining to its UMB Scout WorldWide Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the fiscal year ending on June 30, 1995, is covered by the report of other auditors.

                                                                                                JANUARY 1, 1996         YEAR ENDED
                                                        YEARS ENDED JUNE 30,                    TO                      DECEMBER 31
                                                        1999            1998            1997    JUNE 30, 1996           1995

Net asset value, beginning of period                    $18.62          $16.00          $12.90  $12.08                  $10.84

	Income from investment operations:
                Net investment income                   0.26            0.29            0.26    0.14                    0.22
		Net realized and unrealized gains
                        on securities                   1.75            2.87            3.12    0.86                    1.36
        Total from investment operations                2.01            3.16            3.38    1.00                    1.58

	Distributions from:
                Net investment income                   (0.23)          (0.32)          (0.21)  (0.14)                  (0.22)
		Net realized gain on
                        investment transactions         (0.02)          (0.22)          (0.07)  (0.04)                  (0.12)
        Total distributions                             (0.25)          (0.54)          (0.28)  (0.18)                  (0.34)

        Net asset value, end of period                  $20.38          $18.62          $16.00  $12.90                  $12.08

        Total return                                    11%             20%             26%     17%                     15%

Ratios/Supplemental Data
Net assets, end of year (in millions)                   $181            $83             $48     $31                     $24
Ratio of expenses to average net assets                 0.86%           0.87%           0.86%   0.85%                   0.85%
Ratio of net investment income
        to average net assets                           1.69%           2.01%           1.93%   2.40%                   1.97%
Portfolio turnover rate                                 8%              3%              18%     5%                      27%

*Ratios for this initial period of operation are annualized.


UMB SCOUT WORLDWIDE SELECT FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception pertaining to its UMB Scout WorldWide Select Fund series. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                              MAY 17, 1999
                                                            TO JUNE 30, 1999*


Net asset value, beginning of period                            $   10.00

	Income from investment operations:
                Net investment income                                0.01
                Net realized and unrealized gains on securities      0.19
        Total from investment operations                             0.20

	Distributions from:
                Net investment income                                 -
                Net realized gain on investment transactions          -
        Total distributions                                           -

        Net asset value, end of period                          $   10.20

        Total return                                                  16%



Ratios/Supplemental Data
Net assets, end of year (in millions)                           $       3
Ratio of expenses to average net assets                             0.85%
Ratio of net investment income to average net assets                1.90%
Portfolio turnover rate                                                6%


*The Fund was capitalized on March 17, 1999, with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.


UMB SCOUT CAPITAL PRESERVATION FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                                        FEBRUARY 23, 1998
                                                        YEAR ENDED      TO
                                                        JUNE 30, 1999   JUNE 30, 1998*
Net asset value, beginning of period             $      9.74            $       10.00

        Income (loss) from investment operations:
                Net investment income                   0.17                     0.07
		Net realized and unrealized gain
                (loss) on securities                    0.08                    (0.33)
        Total from investment operations                0.25                    (0.26)

        Distributions from:
                Net investment income                  (0.21)                     -
		Net realized gain on investment
                transactions                           (0.02)                     -
        Total distributions                            (0.23)                     -
Net asset value, end of period                   $      9.76            $       9.74

Total return                                              3%                     (7%)


Ratios/Supplemental Data
Net assets, end of year (in thousands)           $      922             $       549
Ratio of expenses to average net assets                 0.85%                   0.85%
Ratio of net investment income to average
  net assets                                            2.44%                   3.26%
Portfolio turnover rate                                 95%                     7%

*The Fund was capitalized on January 13, 1998 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share.
Ratios for this initial period of operation are annualized.


UMB SCOUT BALANCED FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                                                                                        DECEMBER 6
                                                                YEARS ENDED JUNE 30,                                    1995 TO
                                                1999                    1998                    1997                    JUNE 30,
                                                                                                                        1996*

Net asset value, beginning of period            $ 10.91                 $ 10.72                 $ 10.18                 $ 10.09

	Income from investment operations:
                Net investment income           0.38                    0.43                    0.35                    0.27
		Net realized and unrealized gain
                (loss) on securities            (0.21)                  0.54                    0.52                    0.06
        Total from investment operations        0.17                    0.97                    0.87                    0.33

	Distributions from:
                Net investment income           (0.41)                  (0.45)                  (0.32)                  (0.24)
		Net realized gain on investment
                transactions                    (0.50)                  (0.33)                  (0.01)                    -
        Total distributions                     (0.91)                  (0.78)                  (0.33)                  (0.24)

Net asset value, end of period                  $ 10.17                 $ 10.91                 $ 10.72                 $ 10.18

Total return                                    2%                      9%                      9%              6%


Ratios/Supplemental Data
Net assets, end of year (in millions)  		$	5		$	8		$	8		$	3
Ratio of expenses to average net assets         0.87%                   0.85%                   0.83%                   0.85%
Ratio of net investment income to average
net assets                                      3.48%                   3.78%                   3.85%                   3.71%
Portfolio turnover rate  			95%			15%			14%			5%

*The Fund was capitalized on October 2, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on December 6, 1995, at which time net asset value was $10.09 per share.
Ratios for this initial period of operation are annualized.

UMB SCOUT BOND FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the fiscal year ending on June 30, 1995, is covered by the report of other auditors.

                                YEARS ENDED JUNE 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $11.21  $10.98  $10.93  $11.10  $10.75

	Income from investment operations:
                Net investment income                   0.62    0.62    0.62    0.62    0.63
		Net realized and unrealized
                        gain (loss) on securities      (0.26)   0.23    0.05    (0.16)  0.35
        Total from investment operations               0.36     0.85    0.67    0.46    0.98

	Distributions from:
                Net investment income                  (0.62)   (0.62)  (0.62)  (0.62)  (0.63)
		Net realized gain on investment
                transactions                            -       -       -       (0.01)  -*
        Total distributions                             (0.62)  (0.62)  (0.62)  (0.63)  (0.63)

Net asset value, end of year                            $10.95  $11.21  $10.98  $10.93  $11.10

Total return                                            3%      8%      6%      4%      10%


Ratios/Supplemental Data
Net assets, end of year (in millions)                   $72     $78     $79      $81    $77
Ratio of expenses to average net assets                 0.87%   0.87%   0.87%    0.86%  0.86%
Ratio of net investment income to average net assets    5.48%   5.61%   5.69%    5.63%  5.91%
Portfolio turnover rate                                 23%     12%     19%      12%    2%

*Capital gain distribution of .003 not significant for per share table.

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                                                                        FEBRUARY 23, 1998
                                                YEAR ENDED              TO
                                                JUNE 30, 1999           JUNE 30, 1998*
Net asset value, beginning of period 		$	9.94		$	10.00

	Income from investment operations:
		Net investment income 			0.40			0.13
		Net realized and unrealized
                loss on securities 			(0.14	)		(0.06	)
        Total from investment operations                0.26                    0.07

	Distributions from:
		Net investment income 			(0.40	)		(0.13	)

Net asset value, end of period                  $       9.80            $       9.94

Total return                                            3%                      2%


Ratios/Supplemental Data
Net assets, end of year (in millions) 		$	8		$	6
Ratio of expenses to average net assets                 0.50%                   0.50%
Ratio of net investment income to average net assets    4.01%                   4.33%
Portfolio turnover rate                                 12%                     4%

*The Fund was capitalized on January 13, 1998 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on February 23, 1998, at which time net asset value was $10.00 per share.
Ratios for this initial period of operation are annualized.


UMB SCOUT MONEY MARKET FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years pertaining to its Federal Portfolio and its Prime Portfolio. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for each of the fiscal years prior to and ending on June 30, 1996, is covered by the report of other auditors.


                                                                YEARS ENDED JUNE 30,
                                                        1999    1998    1997    1996    1995
FEDERAL PORTFOLIO
Net asset value, beginning of year                      $1.00   $1.00   $1.00   $1.00   $1.00

	Income from investment operations:
                Net investment income                   0.05    0.05    0.05    0.05    0.05
	Distributions from:
                Net investment income                   (0.05)  (0.05)  (0.05)  (0.05)  (0.05)
Net asset value, end of year                            $1.00   $1.00   $1.00   $1.00   $1.00

Total return                                            5%      5%      5%      5%      5%


Ratios/Supplemental Data
Net assets, end of year (in millions)                   $298    $303    $238    $228    $183
Ratio of expenses to average net assets                 0.51%   0.51%   0.52%   0.51%   0.51%
Ratio of net investment income to average net assets    4.58%   5.03%   4.92%   5.09%   4.97%

PRIME PORTFOLIO
Net asset value, beginning of year                      $1.00   $1.00   $1.00   $1.00   $1.00

	Income from investment operations:
                Net investment income                   0.05    0.05    0.05    0.05    0.05
	Distributions from:
                Net investment income                   (0.05)  (0.05)  (0.05)  (0.05)  (0.05)
Net asset value, end of year                            $1.00   $1.00   $1.00   $1.00   $1.00

Total return                                            5%      5%      5%      5%      5%


Ratios/Supplemental Data
Net assets, end of year (in millions)                   $678    $556    $445    $330    $245
Ratio of expenses to average net assets                 0.51%   0.51%   0.51%   0.51%   0.51%
Ratio of net investment income to average net assets    4.72%   5.14%   4.97%   5.16%   5.10%

UMB SCOUT TAX-FREE MONEY MARKET FUND

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Baird, Kurtz & Dobson, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request. The information for the fiscal year ending on June 30, 1995, is covered by the report of other auditors. The information for the fiscal year ending on June 30, 1995, is covered by the report of other auditors.

                                                                Years Ended June 30,
                                                        1999    1998    1997    1996    1995
Net asset value, beginning of year                      $1.00   $1.00   $1.00   $1.00   $1.00

	Income from investment operations:
                Net investment income                   0.03    0.03    0.03    0.03    0.03

	Distributions from:
                Net investment income                   (0.03)  (0.03)  (0.03)  (0.03)  (0.03)
Net asset value, end of year                            $1.00   $1.00   $1.00   $1.00   $1.00

Total return                                            3%      3%      3%      3%      3%



Ratios/Supplemental Data
Net assets, end of year (in millions)                   $126    $123    $162    $128    $78
Ratio of expenses to average net assets                 0.52%   0.54%   0.55%   0.52%   0.54%
Ratio of net investment income to average net assets    2.66%   3.21%   3.16%   3.13%   3.20%


HOW TO PURCHASE SHARES

No-Load Funds

                There are no sales commissions, redemption fees or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 30 for details)

		By phone, mail or wire
		Through Automatic Monthly Investments
		Through exchanges from other UMB Scout Funds

Minimum Initial Investment

		$1,000 for most accounts
		$250 for IRA and Uniform Transfer (Gift) to Minors accounts $100 with Automatic Monthly Investments
		$1,000 for exchanges from another UMB Scout Fund

Minimum Additional Investments

		$100 for purchases by phone or mail ($500 for wire purchases)
		$50 for Automatic Monthly Investments
		$1,000 for exchanges from another UMB Scout Fund

Minimum Account Size

You must maintain a minimum account size equal to the current minimum initial investment (usually $1,000). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail you the notice.

HOW TO REDEEM SHARES

You may withdraw from your Fund account at any time in the following amounts:

 any amount for redemptions requested by mail or phone
 $500 or more for redemptions wired to your account (there may be a fee)
 $50 or more for redemptions by a systematic redemption plan (there may be a fee)
 $1,000 or more for exchanges to another Fund
 $100 or more for redemptions by automatic monthly exchange to another
 Fund

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in good order as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of a Fund and its shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund. If you receive securities instead of cash, you may incur brokerage costs when converting them into cash.

The Funds' Manager believes that certain investors who try to "time the market" by purchasing and redeeming shares from the Funds on a regular basis may disrupt the investment process and pose additional costs to the Funds. Therefore in those cases the Fund Manager may delay redemtion proceeds up to seven days or take other actions it deems necessary to discourage such activity.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations, only as permitted under federal law.

Withdrawal by Draft ("check") is limited to open account shares of UMB Scout Money Market Fund - Federal Portfolio and Prime Portfolio - and Tax-Free Money Market Fund. You may elect this method of redemption on your initial application, or on a form which will be sent to you upon request. All signatures must be guaranteed unless this method of redemption is elected on your initial application. Draft amounts may range from $500 to $100,000.

Signature Guarantees - You can get a signature guarantee from most banks or securities dealers and certain other financial institutions, but not a notary public. For your protection, we require a guaranteed signature if you request:

 A redemption check sent to a different payee, bank or address than we have on file.
 A redemption check mailed to an address that has been changed within the last 30 days.
 A redemption for $50,000 or more in writing.
 A change in account registration or redemption instructions. Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the Prospectus of the Fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Fund nor Jones & Babson, Inc., assumes responsibility for the authenticity of telephone redemption requests.

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 800-996-2862 for more information:

 Traditional IRA accounts
 Roth IRA accounts
 Education IRA accounts
 Simplified Employee Pensions (SEPs)
 Uniform Transfers (Gifts) to Minors accounts
 Accounts for corporations or partnerships
 Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
 Prototype Retirement Plans for the self-employed, partnerships and corporations.

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by us in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds and have received your purchase order and payment or redemption order, we may process the order at the net asset value per share next effective after receipt of the order by the institution.


The per share calculation is made by subtracting from a Fund's total assets any liabilities and then dividing into this amount the Fund's total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily for each Fund, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business. These generally are the same days that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends, national holidays and Good Friday. The net asset value per share for UMB Scout Money Market Fund and Tax-Free Money Market Fund are computed at 1:00 p.m. (Eastern Standard Time).

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date when assets are valued. Where the security is listed on more than one Exchange, the Funds will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Fund's Board of Directors.

Short-term instruments maturing within 60 days may be valued at amortized cost. The Portfolios of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund value assets on the basis of amortized cost.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions - Your distributions will be reinvested automatically in additional shares of the Fund unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Regional Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Capital Preservation Fund and UMB Scout Balanced Fund will pay substantially all of their net investment income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.

UMB Scout Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.

UMB Scout Kansas Tax-Exempt Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized will be distributed annually by December 31.

UMB Scout Tax-Free Money Market Fund and each Portfolio of UMB Scout Money Market Fund will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.

If you buy shares of any equity or bond Fund shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution and you will then receive a portion of the price back in the form of a taxable distribution.

Tax Considerations - In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains a Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

Distributions from the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. These Funds, however, may invest a portion of their assets in securities that pay income that is not tax exempt.

By law, a Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct Social Security or Taxpayer Identification Number, or if the IRS instructs the Fund to do so.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

In general, when you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your Fund shares depends on your marginal tax bracket and on how long the shares have been held. However, because the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund expect to maintain a $1.00 net asset value per share, investors in these Funds should not have any gain or loss on the sale of such shares.

Exempt-interest dividends paid by the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund are taken into account when determining the taxable portion of an investor's Social Security or railroad retirement benefits. These Funds may invest a portion of their assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's Alternative Minimum Tax.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S.
government, subject to certain restrictions.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Fund distributions and gains from the sale or exchange of your Fund shares generally will be subject to state and local income tax. Any foreign taxes paid by the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund on their investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.



CONDUCTING BUSINESS WITH THE UMB SCOUT FUNDS

BY PHONE

800-996-2862,
in the Kansas City area 816-751-5900
You must authorize each type of
telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another
UMB Scout Fund by exchange ($1,000 minimum). The names and registrations on the accounts must be identical.


You may invest by telephone ($100 minimum). After we receive your telephone call, we will deduct from your checking account the cost of the shares.
Availability of this service is subject to approval by the Fund and participating banks.

BY MAIL

UMB Scout Funds
P.O. Box 219757
Kansas City, MO 64121-9757
Complete and sign the application included with this Prospectus. Your initial investment must meet the minimum amount and you must specify which Fund (or Portfolio) in which you want to invest. Make your check payable to UMB Bank, n.a.

Make your check ($100 minimum) payable to UMB Bank, n.a., and mail it to us. Always identify your account number or include the detachable coupon (from your confirmation statement).

BY WIRE

UMB Bank, n.a.,
Kansas City, Missouri,
   ABA #101000695
For UMB Scout Funds/
   AC=98 01186957
Please provide your fund number, account number and name on account

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($1,000 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds may be delayed.

Wire share purchases ($500
minimum) should include the names of each account owner, your account number and the UMB Scout Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to UMB Bank, n.a.


THROUGH AUTOMATIC TRANSACTION PLANS


You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

Not applicable.


Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.




UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Stock Select Fund
Regional Fund
WorldWide Fund
WorldWide Select Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Federal Portfolio
Prime Portfolio
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.



INVESTMENT ADVISER AND MANAGER
UMB Bank, n.a.,
Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson,
Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.,
Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri

ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.
You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as shown below. You also may call the toll-free number given below to request other information about the Funds and to make shareholder inquiries.
You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (1-800-SEC-0330) or by visiting the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission,
Washington, DC 20549.

SEC REGISTRATION NUMBERS
811-3557  Stock Fund                    811-7472  WorldWide Select Fund
811-08513 Kansas Tax-Exempt Bond Fund   811-3557  Stock Select Fund
811-08511  Capital Preservation Fund    811-3528   Money Market Fund
811-4860  Regional Fund                 811-7323  Balanced Fund
811-3556   Tax-Free Money Market Fund   811-7472  WorldWide Fund
811-3558  Bond Fund


UMB SCOUT FUNDS
P.O. Box 219757
Kansas City, MO 64121-9757

TOLL FREE 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial
Corporation.
UMB Financial Corporation also claims service mark rights to the Scout design.


PART B

UMB SCOUT STOCK FUND
UMB SCOUT REGIONAL FUND
UMB SCOUT WORLDWIDE FUND
UMB SCOUT CAPITAL PRESERVATION FUND
UMB SCOUT BALANCED FUND
UMB SCOUT BOND FUND
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
UMB SCOUT MONEY MARKET FUND
UMB SCOUT TAX-FREE MONEY MARKET FUND
UMB SCOUT STOCK SELECT FUND
UMB SCOUT WORLDWIDE SELECT FUND



STATEMENT OF ADDITIONAL INFORMATION


October 31, 1999



This Statement of Additional Information is not a Prospectus but should be read in conjunction with the current Funds' Prospectus dated October 31, 1999. To obtain the Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Fund toll-free at 1-800-996-2862, or in the Kansas City area 751-5900.


TABLE OF CONTENTS
                                                                        Page
Introduction                                                            3
Investment Objective, Strategies and Risks                              3
UMB Scout Stock Fund                                                    3
UMB Scout Regional Fund                                                 3
UMB Scout Worldwide Fund                                                4
UMB Scout Capital Preservation Fund                                     5
UMB Scout Balanced Fund                                                 6
UMB Scout Bond Fund                                                     7
UMB Scout Kansas Tax-Exempt Bond Fund                                   7
UMB Scout Money Market Fund                                             13
UMB Scout Tax-Free Money Market Fund                                    13
UMB Scout Worldwide Select Fund                                         14
UMB Scout Stock Select Fund                                             15
Investment Policy Related to All Funds                                  16
Repurchase Agreements                                                   16
Risk Factors                                                            16
Risk Factors Applicable to Foreign Investments                          16
Risk Factors Applicable to Repurchase Agreements                        17
Risk Factors Applicable to Money Market Instruments                     17
Risk Factors Applicable to Inverse Floaters                             17
Risk Factors Applicable to Futures Transactions                         17
Investment Restrictions                                                 18
Portfolio Transactions                                                  22
Performance Measures                                                    23
Yield of UMB Scout Money Market Fund and UMB Scout Tax-Free Money
   Market Fund                                                          24
Tax Equivalent Yield of UMB Scout Kansas Tax-Exempt Bond Fund           24
Total Return                                                            24
Performance Comparisons                                                 26
How the Funds' Shares are Distributed                                   26
How Share Purchases are Handled                                         27
Redemption of Shares                                                    28
Signature Guarantees                                                    28
Additional Purchase and Redemption Policies                             29
Holidays                                                                29
Dividends, Distributions and Taxes                                      29
Management and Investment Counsel                                       32
Officers and Directors                                                  33
Compensation Table                                                      34
Underwriter and Distributor                                             34
Transfer Agent and Fund Accounting Agent                                34
Custodian                                                               35
Independent Auditors                                                    35
General Information and History                                         35
Fixed Income Securities Described and Ratings                           36
Description of Fixed Income Ratings                                     37
Description of Taxable Commercial Paper Ratings                         39
Municipal Securities Described and Ratings                              40
Ratings of Municipal Securities                                         41
Financial Statements                                                    43

"UMB" and "Scout" are registered service marks of UMB Financial
Corporation.

INTRODUCTION

The UMB Scout Funds (except for the UMB Scout Kansas Tax-Exempt Bond Fund) are classified as open-end, diversified management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). This classification means that the assets of the Funds are invested in a diversified portfolio of securities and that the Funds operate as mutual funds, allowing shareholders to buy and sell shares at any time (as described in the Prospectus).

The UMB Scout Kansas Tax-Exempt Bond Fund is a non-diversified management investment company under the 1940 Act. As a non-diversified investment company, the Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified Fund. In particular, the Fund is more susceptible to any single adverse economic or political occurrence or development affecting issuers of Kansas municipal obligations.

This Statement of Additional Information supplements the information contained in the combined Prospectus for the Funds.


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

UMB Scout Stock Fund. The Fund will invest at least 80% of its total assets (exclusive of cash) in common stocks. The Fund does not intend to concentrate its investments in any particular industry. Without the approval of shareholders it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

The Fund intends to hold a percentage of cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB Scout Regional Fund. The Fund will seek to achieve its objective by investing at least 80% of its total assets (exclusive of cash) in a diversified portfolio of common stocks of smaller companies either located in or having a substantial portion of their business in Missouri, Kansas, Iowa, Nebraska, Arkansas, Oklahoma, Illinois and Colorado. While the Fund's investments will be concentrated in the eight-state region previously described, it does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry. Although there is no intention to concentrate Fund investments in one or more of the states mentioned above, there is no limitation upon investments in any particular state.

The Fund will normally invest at least 75% of its assets in investment-grade common stocks, but reserves the right to temporarily invest for defensive purposes less than 75% of its assets in common stocks if, in the opinion of the Fund's manager prevailing market conditions warrant. The Fund may invest the balance, up to 100% of its assets, in preferred stocks or defensive issues such as short-term money market instruments, commercial paper, bankers' acceptances, certificates of deposit and other debt securities such as corporate bonds rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or U.S. government issues such as treasury bills, treasury notes and treasury bonds.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the Fund's investment objectives are most likely to be achieved, by investing in securities convertible into common stocks, or defensive issues such as high-grade bonds or other defensive issues. It retains the freedom to administer the portfolio of the fund accordingly when, in its judgment, economic and market conditions make such a course desirable.

The Fund also may invest in issues of the United States Treasury and United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see "Risk Factors Applicable to Repurchase Agreements."

UMB Scout Worldwide Fund. UMB Scout WorldWide Fund intends to invest in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies either located outside the United States or whose primary business is carried on outside the country. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDR's) and International Depository Receipts (IDR's), in bearer form, which are designed for use in European and other securities markets.

In pursuing its investment objective, the Fund will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States.

The Fund may invest in fixed-income securities of foreign governments or companies when the manager believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the investment counsel intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's or a BBB or higher rating by S&P, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and have speculative characteristics. Equity securities of non-United States companies will be selected on the same criteria as securities of United States domestic companies. The Fund may invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. The Fund does not intent to hold assets in its portfolio in excess of 5% of total assets in securities whose ratings have dropped below investment grade. The manager will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivable or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not speculate in foreign forward exchange. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above its anticipated devaluation level.

The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not less than three foreign countries. Generally, the Fund does not intend to invest more than 25% of its total assets in any one particular country or securities issued by a foreign government, its agencies or instrumentalities in the foreseeable future. However, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

The Fund intends to hold a percentage of cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions, by investing up to 100% of its assets in those types of investments for temporary defensive purposes.

UMB Scout Capital Preservation Fund. The Fund will invest in equity securities of companies with a significant potential for earnings growth or revaluation of assets. Normally the Fund will invest at least 65% of its total assets in equity securities. The Fund will normally invest in the following equity or convertible securities:

1. Domestic companies of any size listed on an exchange or over-the-counter.

2. Foreign companies of any size with shares listed on a U.S. exchange or over-the-counter or foreign companies with American Depository
Receipts (ADRs) which represent foreign securities and are traded on U.S. exchanges or over-the-counter. The Fund may also invest directly in foreign securities.

The Fund will not be restricted as to market capitalization. However, under normal circumstances, the Fund will not invest more than 25% or more of its total assets in a single industry. Also, the Fund may not own more than 10% of the outstanding voting securities of a single issuer. The Fund may not invest more than 5% of its equity assets in any one issuer.

When, in the manager's judgment, market conditions warrant substantial temporary investments in high quality money market securities, the Fund may invest up to 100% of its assets in those types of investments. Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's or A-2 or higher by S&P.

The Fund may also invest in the following fixed income securities.

1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks or the Federal National Mortgage Association.

3.  Securities issued by corporations or other business organizations.

The Fund's investments in fixed income securities issued by corporations or other business organizations will be classified, at the time of purchase, as investment grade securities, which means that they will be rated Baa or higher by Moody's or BBB or higher by S&P. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the fund's adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by S&P. Although securities rated Baa by Moody's and BBB by S&P are considered to be investment grade, they have speculative characteristics. Such securities carry a lower degree of risk than lower rated securities. Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by S&P may continue to be held by the Fund until such time as they can be disposed of in a reasonably practicable manner.

Investments in foreign securities involve risks in addition to those risks associated with investments in the United States. Since stocks of foreign companies are normally denominated in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in those countries.

UMB Scout Balanced Fund. Normally the Fund will invest at least 25% of its total assets in equity securities and a minimum of 25% of its total assets in fixed income senior obligations. The Fund intends to hold a small percentage of cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and other unanticipated expenses. When, in the manager's judgment, market conditions warrant, the Fund may invest up to 100% of its assets in those types of investments for temporary defensive purposes.

The Fund will normally invest in the following fixed income securities.

1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Services; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

3. Securities issued by corporations or other business organizations. The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's or by S&P. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund, as long as such securities do not exceed 5% of the portfolio, and will be sold only if the manager believes it would be advantageous to do so.

The Fund will not be restricted as to market capitalization. However, under normal circumstances, the Fund will not invest more than 25% of its assets in a single industry. Also the Fund may not own more than 10% of the outstanding voting securities of a single issuer. The Fund may not invest more than 5% of its equity assets in any one issuer.

Investments in money market securities shall include government securities, government agency securities, commercial paper, bankers' acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted for companies rated P-2 or higher by Moody's or A-2 or higher by S&P.

Securities rated Baa or higher by Moody's or BBB by S&P or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by S&P have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree or risk than lower rated securities.

Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by S&P may continue to be held by the Fund, and will be sold only if the Fund's adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by Standard & Poor's.

UMB Scout Bond Fund. The Fund will normally invest at least 80% of its assets in bonds such as: (1) direct or guaranteed obligations of the U.S. Government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.

The Fund will invest only in the following "U.S. Government Securities."

1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S. Treasury.

2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service, or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

The Fund's investments in securities issued by corporations or other business organizations will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa, and A) or S&P (AAA, AA and A). The Fund will use obligations secured by specific assets of the issuing corporation as well as unsecured debentures which represent claims on the general credit of the issuer.

The Fund may invest in commercial paper, including variable rate master demand notes, of companies whose commercial paper is rated P-1 by Moody's or A-1 by S&P. If not rated by either Moody's or S&P, a company's commercial paper, including variable rate master demand notes, may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P.

Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. It is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's investment in variable rate master demand notes, the Fund's manager will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

The Fund may invest in certificates of deposit, bankers' acceptances, and other commercial bank short-term obligations issued domestically by United States banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or such securities which may be issued by holding companies of such banks.

The Fund may also invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues.

UMB Scout Kansas Tax-Exempt Bond Fund. The following policies supplement the UMB Scout Kansas Tax-Exempt Bond Fund's investment objective and policies set forth in the Prospectus.

Municipal Bonds and Debt Instruments

Municipal bonds and debt instruments are issued to obtain funds for various public and private purposes. Such securities include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain "public purpose" obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain "private activity bonds" issued after August 7, 1986, which include
"qualified Section 501 (c)(3) bonds" or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Portfolio will generally rely on an opinion of the issuer's counsel (when available) and will not undertake any independent verification of the basis for the opinion. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

Interest on certain "private activity bonds" issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient's liability for the AMT. For corporate shareholders, the Fund's distributions derived from interest on all municipal obligations (whenever issued) is included in "adjusted current earnings" for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount; or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue sources. Revenue bonds have been issued to fund a wide variety of capital projects, including electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.

Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired for the portfolio as a result of any such event and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates; therefore, the net asset value of the Fund will be affected by such changes.

Obligations of Particular Types of Issuers. Hospital bond ratings are often based on feasibility studies which contain projection of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face various problems such as financing large construction programs in an inflationary period; cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities); difficulty in obtaining fuel at reasonable prices; achieving timely and adequate rate relief from regulatory commissions; and, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement that is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means of government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund's 10% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Directors of the Fund, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the investment adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. In the event the Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be canceled.

Zero-Coupon Bonds. Zero-coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero-coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

Credit Quality. The Fund is dependent on the investment adviser's judgment, analysis and experience in evaluating the quality of municipal obligations.
In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. The investment adviser will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be more or less than the Fund agreed to pay for them. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future. Additionally, the Fund may purchase instruments that give it the option to purchase a municipal obligation when and if issued.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the
purchase commitment.   When the Fund commits to purchase securities on a when-
issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e. appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these obligations as cash equivalents pending longer-term investment of its funds.

Redemption, Demand and Put Features. Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer-term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline. By acquiring these kinds of obligations the Fund obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Fund will not assign any separate value to such right.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates, the Fund may enter into: (i) futures contracts for the purchase or sale of debt securities; and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts that are traded on a United States or foreign exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Fund's custodian for the benefit of the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the instrument temporarily illiquid and difficult to price.

Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions only for bona fide hedging purposes as defined in or permitted by CFTC regulations. The Fund will determine that the price fluctuations in the futures contracts and options on futures are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions will be entered into for traditional hedging purposes -- that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes (see "Dividends, Distributions and Taxes").

Asset Coverage Requirements. Transactions involving when-issued securities, the lending of securities or futures contracts and options (other than options that the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities or other options or futures contracts; or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account maintained by its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

Assets used to cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede fund management or the Fund's ability to meet redemption requests or other current obligations.

Non-Diversified Status. As a "non-diversified" investment company, the Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Fund is more susceptible to any single adverse economic or political occurrence or development affecting issuers of Kansas municipal obligations. For purposes of this restriction, each Kansas political subdivision is considered to be the ultimate issuer, rather than the Kansas Development Finance Authority, under whose authority Kansas bonds are issued.

Portfolio Maturity. The Fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 5 to 30 years.

Other Investment Information. When, in the manager's judgment, market conditions warrant substantial temporary investments in high-quality securities, the Fund may do so. The Fund may invest in high-quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, the Fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

If suitable short-term municipal investments are not reasonably available, the Fund may invest in short-term taxable securities that are rated Aa or AA by Moody's and S&P, respectively, or issued by the U.S. Government, and that have a maturity of one year or less or have a variable interest rate.

Investments in money market securities shall include government securities, government agency securities, commercial paper, municipal notes, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's, A-2 or higher by S&P, or F2 or higher by Fitch's, with comparable rating restrictions for municipal notes.

Kansas. The Kansas economy is primarily centered on trade, services, government and manufacturing, with agriculture remaining an important component. Employment has grown 2.5% - 3.0% annually over the past three years. Personal income figures, however, are volatile in view of the farming component of the economy.

State revenue sources include a 4.9% sales tax, a corporate income tax between 4% and 7.35% and an individual tax rate between 3.5% and 7.75%. Income and sales taxes each account for 41% of the state's operating revenue which, in the 1998-1999 fiscal year, totaled $______ billion, which was higher than projected levels. Revenues are conservatively projected to increase only ___% in 1999 over actual 1998 revenues.

Kansas has no general obligation debt, and relatively few bonds that are issued and rated. The most significant debt is that of the Department of Transportation for highway purposes. Other debt is issued under the authority of the Kansas Development Finance Authority. Because the State has no general obligation debt, there is no rating for Kansas general obligation bonds.

Kansas Taxes. Individuals, trusts, estates and corporations will not be subject to the Kansas income tax on the portion of exempt-interest dividends derived from interest on obligations of Kansas and its political subdivisions issued after December 31, 1987, and interest on obligations issued before January 1, 1988 where the laws of the State of Kansas authorizing the issuance of such obligations specifically exempt the interest on such obligations from income tax under the laws of the State of Kansas. All remaining dividends (except for dividends, if any, derived from qualifying debt obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam and which are exempt from federal and state income taxes pursuant to federal laws), including dividends derived from capital gains, will be includable in the Kansas taxable income of individuals, trusts, estates and corporations. Distributions treated as long-term capital gains for federal income tax purposes will generally receive the same characterization under Kansas law. Capital gains or losses realized from a redemption, sale or exchange of shares of the Fund by a Kansas taxpayer will be taken into account for Kansas income tax purposes.

The above exemptions do not apply to the privilege tax imposed on banks, banking associations, trust companies, savings and loan associations and insurance companies, or the franchise tax imposed on corporations. Banks, banking associations, trust companies, savings and loan associations, insurance companies and corporations are urged to consult their own tax advisors regarding the effects of these taxes before investing in the Fund.

The tax discussion set forth above is for general information only. The foregoing relates to Kansas income taxation in effect as of the date of this Statement of Additional Information. Investors should consult their own tax advisors regarding the state, local and other tax consequences of an investment in the Fund, including any proposed change in the tax laws.

UMB Scout Money Market Fund. UMB Scout Money Market Fund offers two separate Portfolios, Federal and Prime, each of which invest in high quality short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Each Portfolio also seeks to maintain a constant price of $1.00 per share. Neither Portfolio's objective can be changed without the approval of a majority of its outstanding shares.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Directors of the Fund determine present minimal credit risks, and which are eligible investments under the rule. Each Portfolio will maintain a weighted average maturity of 90 days or less.

UMB Scout Tax-Free Money Market Fund. During periods of normal market conditions, the Fund will invest at least 80% of its total assets (exclusive of cash) on short-term municipal securities. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations.

Investments in short-term municipal obligations and notes are limited to those obligations which at the time or purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or
(3) if the obligations or notes are not rated, of comparable quality as determined by the Board of Directors. Short-term discount notes are limited to those obligations rated A-1 by S&P, or Prime-1 by Moody's or their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Directors.

While the Fund normally maintains at least 80% of the portfolio in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody's, or certain rights to acquire these securities. The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes. It is policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations that are backed by the U.S. Government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no brokers' commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

UMB Scout Tax-Free Money Market Fund may invest in issues of the U.S. Treasury or U.S. Government agencies subject to repurchase agreements entered into with the seller of the issue.

UMB Scout Worldwide Select Fund. In addition to the Fund's principal investment strategy as described in the prospectus, the Fund may also seek income by investing in fixed-income securities of foreign governments or companies if the investment adviser believes that market or economic conditions make those investments more attractive than investments in equity securities. The Fund will generally select fixed-income securities which have credit ratings or characteristics that are comparable to "investment grade" ratings, defined as Baa or higher by Moody's or BBB or higher by S&P.

The Fund's investment management policies will attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's securities by investing in equity securities which in the opinion of the manager, offer good growth potential and in many cases pay dividends. The Fund will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine the value of the company as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries. The Fund believes the intrinsic worth and consequent value of the stock of most well managed and successful companies usually do not change rapidly, even though wide variations in the price may occur. So normally, long-term positions in stocks will be taken and maintained while the company's record and prospects continue to meet with management's approval. The Fund does not intend to hold fixed income assets in excess of 5% of the total assets in securities whose ratings have dropped below investment grade. The manager will review such securities and determine appropriate action to take with respect to such securities.

For purposes including but not limited to meeting redemptions and unanticipated expenses, the Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1)	certificates of deposit, bankers' acceptances and other
short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2)	commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P, or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P;

(3)	short-term debt securities which are non-convertible and
which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P; and

(4)	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home
Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions, by investing up to 100% of its assets in those types of investments for temporary defensive purposes.

UMB Scout Stock Select Fund. The Fund's principal investment strategy is to purchase common stocks with above average potential for growth and income.
The Fund may, however, change its investment when, in management's judgment, economic and market conditions make such a course desirable. But such changes will be no more than is necessary to carry out the Fund's objectives. The Fund does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

For purposes including but not limited to meeting redemptions and unanticipated expenses, the Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1)	certificates of deposit, bankers' acceptances and other short-
term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2) 	commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P, or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P;

(3) 	short-term debt securities which are non-convertible and
which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P; and

(4) 	negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home
Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

The Fund intends to hold a percentage of cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.


INVESTMENT POLICY RELATED TO ALL FUNDS

Repurchase Agreements. The Funds may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Funds' cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Funds' period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Company. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days will not exceed 10% of the net assets of any Fund. With respect to the UMB Scout Stock Select Fund and the UMB Scout Worldwide Select Fund, repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of each Fund's net assets.


RISK FACTORS

Risk Factors Applicable to Foreign Investments. From time to time, the UMB Scout Worldwide Fund and the UMB Scout WorldWide Select Fund may invest in companies located in developing countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product.
Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries. Neither the UMB Scout Worldwide Fund nor the UMB Scout Worldwide Select Fund will invest more than 20% of its total assets in companies located in developing countries.

The risks to which the UMB Scout Worldwide Fund and the UMB Scout WorldWide Select Fund are exposed, as a result of investing in companies located outside the United States include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Funds.

As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, comparable information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect U.S. investments in those countries.

Under normal circumstances the UMB Scout Worldwide Fund will invest at least 80%, and the UMB Scout Worldwide Select Fund will invest at least 90%, of its assets in equity securities of foreign issuers. However, to meet the liquidity needs of the Funds or when the Funds believe that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Funds may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances and certificates of deposit rated "A" or better by S&P or Moody's as well as enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers which are collateralized by such securities. The Funds may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

The UMB Scout Stock Select Fund may occasionally invest in foreign equity securities or American Depository Receipts ("ADRs") which are issued by banks or trust companies representing ownership interests of securities issued by foreign companies. Investing in foreign securities poses additional risks. For instance, foreign governments and economies may not be as well-developed and stable as those in the United States and foreign securities markets may not be subject to comparable regulation. Also, the relative value between the U.S. dollar and foreign currencies may fluctuate. Thus, a potential gain in the market value of fund assets denominated in a foreign currency could be offset when converted to dollars. The UMB Scout Stock Select Fund does not intend investments in foreign securities to exceed 5% of the Fund's assets.

Risk Factors Applicable to Repurchase Agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Funds may not be able to perfect their interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Risk Factors Applicable to Money Market Instruments. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. The UMB Scout Money Market Fund will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

Risk Factors Applicable to Inverse Floaters. The UMB Scout Kansas Tax-Exempt Bond Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulae which generally reduce or, in the extreme, eliminate the interest paid to the UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates rise, and increase the interest paid to the UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is new and relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward) and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

Risk Factors Applicable to Futures Transactions. The UMB Scout Kansas Tax-Exempt Bond Fund may purchase and sell various kinds of financial futures contracts and options thereon to hedge against changes in interest rates. Futures contracts may be based on various debt securities (such as U.S. government securities and municipal obligations) and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the UMB Scout Kansas Tax-Exempt Bond Fund's initial investment in these contracts. The UMB Scout Kansas Tax-Exempt Bond Fund may not purchase or sell futures contracts or related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits and premiums paid on the UMB Scout Kansas Tax-Exempt Bond Fund's outstanding positions would exceed 5% of the market costs.


INVESTMENT RESTRICTIONS

The Funds have adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of:
(i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Balanced Fund, UMB Scout Worldwide Fund and UMB Scout Bond Fund will not:

 (1)  purchase the securities of any one issuer, except the United States
Government, if immediately after and as a     result of such purchase (a) the
value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuers; (2) engage in the purchase or sale of real estate or commodities (with respect to Worldwide Fund and Balanced Fund, includes futures contracts); (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except with regard to Stock Fund, Regional Fund , WorldWide Fund and Bond Fund, by the purchase of debt obligations which are permitted under its investment policy and with regard to the Balanced Fund, purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan;
(6)  invest in companies for the purpose of exercising control of management;
(7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company;
(12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1 and provided further that WorldWide Fund will not purchase securities when borrowings exceed 5% of its total assets; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation; or
(16) issue senior securities, with regard to Stock Fund, Regional Fund and Bond Fund, except for those investment procedures permissible under the Fund's other restrictions and with respect to Balanced Fund and WorldWide Fund, that borrowings from banks are permitted so long as the requisite asset coverage under restriction (12) above has been provided.

The Funds also have an additional restriction to not purchase any securities which would cause 25% or more of a Fund's total assets at the time of such purchase to be invested in any one industry.

UMB Scout Capital Preservation Fund will not: (1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is not considered a loan); (5) purchase securities on margin, or sell securities short; (6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; or (7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions, which may be changed by the Board of Directors of the Fund without shareholder approval:

The Fund will not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time, or pursuant to a plan of merger or consolidation; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or
(5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

UMB Scout Kansas Tax-Exempt Bond Fund will not: (1) engage in the purchase or sale of real estate or commodities; (2) underwrite the securities of other issuers; (3) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is the making of a loan); (4) purchase securities on margin, or sell securities short; (5) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (6) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for temporary defensive purposes. (This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and banker's acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.); or (7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions, which can be changed by the Board of Directors of the Fund without shareholder approval:

The Fund may not: (1) invest in companies for the purpose of exercising control of management; (2) purchase shares of other investment companies except as permitted under the Investment Company Act of 1940, as amended from time to time, or pursuant to a plan of merger or consolidation; (3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or
(5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation; (6) invest more than 20% of its assets in other municipal obligations dependent on annual state appropriations; obligations of housing and finance authorities, municipal utilities systems, or public housing authorities; obligations of hospitals or life care centers, or industrial development or pollution control bonds; or (7) invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable.

For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

UMB Scout Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of either Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or (b) either Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 10% of either Portfolio's total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management and directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of either Portfolio's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities; or (16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, that the Prime Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks.

There is no limitation with respect to investments in U.S. Treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

UMB Scout Tax-Free Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer; (3) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes (and not for the purpose of leveraging its investments), and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; the Fund will repay all borrowings before making additional investments;
(4) pledge, mortgage or hypothecate its assets to an extent greater than ten percent (10%) of the value of its net assets; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by a real estate interest therein; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in, put, call, straddle or spread options; (13) purchase securities of any issuer (except the United States Government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States Government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or (16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities.

UMB Scout Worldwide Select Fund and UMB Scout Stock Select Fund will not: (1) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. In applying the Fund's fundamental policy concerning concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (2) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.
The following information is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds. This description may be changed without shareholder approval to reflect legal or regulatory changes. A fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund's other assets. The effect of this provision is to allow a fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing); (3) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933; (4) may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein; (5) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; (6) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the UMB Scout Worldwide Select Fund and the UMB Scout Stock Select Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

(1) each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities of any one issuer. The Funds may not change its classification from diversified to non-diversified without shareholder approval; (2) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies; (3) with respect to the UMB Scout Worldwide Select Fund, it may invest in American Depository Receipts (ADR's), which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDR's) and International Depository Receipts (IDR's), in bearer form, which are designed for use in European and other securities markets; (4) the UMB Scout Worldwide Select Fund may purchase foreign currencies and/or forward foreign currency transactions, however, it may not engage in forward foreign currency exchange contracts for speculative purposes; (5) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.


PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities for the Funds are made by UMB Bank, n.a. for all the UMB Scout Funds. Officers of the Funds and Jones & Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by these Funds for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Funds believe it is in their best interest and that of their shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in
Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Directors of the Funds and by UMB Bank, n.a.

Since the Funds do not currently market their shares through intermediary brokers or dealers, it is not their practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager in serving other clients, as well as a Fund. Conversely, a Fund may benefit from research services obtained by the manager from the placement of portfolio brokerage of other clients.

When the manager in its fiduciary duty believes it to be in the best interests of its shareholders, a Fund may join with other clients of the manager in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The following Funds paid brokerage commissions for the past three fiscal years ended June 30, 1997, 1998 and 1999:


                                        1999            1998            1997

UMB Scout Stock Fund                  $76,992          $40,384         $57,961

UMB Scout Regional Fund               $16,271          $13,318         $20,355

UMB Scout Worldwide Fund              $95,255          $15,840         $30,885

UMB Scout Capital
  Preservation Fund                   $2,540            $839              --

UMB Scout Balanced Fund               $12,558          $3,617           $5,924

UMB Scout Stock Select Fund           $3,595            --                --

UMB Scout Worldwide Select Fund       $5,025            --                --


Portfolio Turnover. The Funds do not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Funds' manager believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors. Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of UMB Scout Balanced Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Fund's management, investment considerations warrant such action. As a result, while it is anticipated that the turnover rates for the equity and fixed income portions of the Fund's portfolio generally will not exceed 100%, under certain market conditions, these portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains which are taxable when distributed to shareholders.


PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below.

Yield of UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund

Each Portfolio of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund may quote their yields in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-996-2862.

The current annualized yield for each Portfolio of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share at the beginning of a seven calendar-day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, each Fund may calculate a compound effective yield by adding 1 to the base period return (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1).

For the seven-day period ended June 30, 1999:


                      Current Annualized       Compound        Average Portfolio
                           Yield            Effective Yield         Maturity


UMB Scout Money
Market Fund -
Federal Portfolio          4.43%                  4.69%              45 days

UMB Scout Money
Market Fund - Prime
Portfolio                  4.47%                  4.80%              48 days

UMB Scout Tax-Free
Money Market Fund          2.82%                  2.65%              32 days


Tax Equivalent Yield of UMB Scout Kansas Tax-Exempt Bond Fund

For the UMB Scout Kansas Tax-Exempt Bond Fund, the tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. Assuming that all of UMB Scout Kansas Tax-Exempt Bond Fund's dividends are tax-exempt in Kansas (which may not always be the case) and that your Kansas taxes are fully deductible for federal income tax purposes, you can calculate your tax-equivalent yield for UMB Scout Kansas Tax-Exempt Bond Fund using the following equation:


                   Fund's Double Tax-Free Yield
         ----------------------------------------------------------
        (100% - Federal Tax Rate)(100% - Kansas Tax Rate) = Your Tax-
                                                            Equivalent Yield


Total Return

The UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout Worldwide Fund, UMB Scout Balanced Fund, UMB Scout Capital Preservation Fund, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Worldwide Select Fund and UMB Scout Stock Select Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis).

The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n	=	ERV

Where:

P	=	a hypothetical initial payment of $1000
T	=	average annual total return
n	=	number of years
ERV	=	Ending Redeemable Value of a hypothetical $1000
                payment made at the beginning of the 1, 5 or 10 years (or other) periods at the end of the 1, 5 or 10 years (or other) periods (or fractional portions thereof).





The table below shows the average annual total return for each of the Funds for the specified periods.



                Stock     Regional    WorldWide     Capital         Balanced    Bond     Kansas       WorldWide     Stock
                 Fund       Fund        Fund       Preservation       Fund      Fund   Tax-Exempt       Select     Select
                                                      Fund                              Bond Fund        Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
For the
one year
7/1/98-
6/30/99         13.92      4.00         10.90        2.70             1.89      3.13       2.62          N/A        N/A

For the
five years
7/1/94-
6/30/99         14.88      12.56        16.74        N/A              N/A       6.21        N/A          N/A        N/A

For the
ten years
7/1/89-
6/30/99         11.87      9.39         N/A          N/A              N/A       6.78        N/A          N/A        N/A

From
commence-
ment of
operations
to
6/30/99*        12.77      7.36         15.44        0.02            6.50       7.85        2.41         2.00       0.80

*	UMB Scout Stock Fund and UMB Scout Bond Fund commenced operation on
November 18, 1982; UMB Scout Regional Fund commenced operation on
December 18, 1986; UMB Scout WorldWide Fund commenced operation on September 14, 1993; UMB Scout Balanced Fund commenced operation on
December 6, 1995; UMB Scout Capital Preservation Fund and UMB Scout
Kansas Tax-Exempt Bond Fund commenced operation on February 23, 1998;
UMB Scout Worldwide Select Fund commenced operations on May 17, 1999;
and UMB Scout Stock Select Fund commenced operations on May 17, 1999.


Performance Comparisons. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Worldwide Fund, UMB Scout Capital Preservation Fund, UMB Scout Bond Fund, UMB Scout Balanced Fund, UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Worldwide Select Fund and UMB Scout Stock Select Fund may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. UMB Scout Stock Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund,
UMB Scout Worldwide Select Fund, UMB Scout Stock Select Fund, and UMB Scout Regional Fund may also compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. UMB Scout Bond Fund may compare its performance to the Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds.

Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune Barron's,
Financial World, U.S. News & World Report, USA Today, Personal Finance, Income and Safety, The Mutual Fund Letter, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Bank Rate Monitor and Donoghue's Money Fund Report may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.


HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the UMB Scout Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. Jones & Babson, Inc. can be reached by calling 800-996-2862 and is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson, Inc. does not receive any fee or other compensation under its distribution agreements with the Funds which continue in effect until October 31, 1999, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Boards of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. They terminate automatically if assigned by either party or upon 60 days written notice by either party to the other.


HOW SHARE PURCHASES ARE HANDLED

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order as described in the prospectus. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Jones & Babson does not intend to issue new certificated shares for any accounts.

If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Funds sustains a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, Inc., will cover the loss.


REDEMPTION OF SHARES

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first.

With respect to UMB Scout Money Market and UMB Scout Tax-Free Money Market Funds, shares redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption. If you redeem all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

Due to the high cost of maintaining smaller accounts, the Directors have authorized the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not complete and in good order. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Board of Directors under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

UMB Scout Stock Fund, UMB Scout Regional Fund, UMB Scout Bond Fund, UMB Scout Money Market Fund, UMB Scout Tax-Free Money Market Fund, UMB Scout WorldWide Fund, UMB Scout Balanced Fund, UMB Scout Worldwide Select Fund and UMB Scout Stock Select Fund have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which these Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

UMB Scout Capital Preservation Fund and UMB Scout Kansas Tax-Exempt Bond Fund may satisfy redemption requests by distributing securities in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the prospectus and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE GUARANTEES
Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interest of other shareholders. Signature(s) must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include:
(1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.
Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s).
Signature guarantees must appear together with the signature(s) of the registered owner(s) on: (1) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or (2) all stock certificates tendered for redemption.


ADDITIONAL PURCHASE AND REDEMPTION POLICIES

We reserve the right to:

-	Waive or increase the minimum investment requirements with
respect to any person or class of persons, which include shareholders of the Funds' special investment programs.

-	Cancel or change the telephone investment service, the
telephone exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and their investors.

-	Cancel or change the telephone redemption service at any time without notice.

-	Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

-	Begin charging a fee for the telephone service and to cancel or change the service upon 60 days written notice to you.

-	Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

-	Waive signature guarantee requirements in certain instances
where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares.

- Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

HOLIDAYS

The net asset value per share of each Fund's portfolio is computed once daily, as described in the prospectus, Monday through Friday, at the specific time during the day that the Board of Directors of each Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:


New Year's Day                  January 1
Martin Luther King, Jr. Day	Third Monday in January
Presidents' Holiday		Third Monday in February
Good Friday                     Friday before Easter
Memorial Day                    Last Monday in May
Independence Day		July 4
Labor Day                       First Monday in September
Columbus Day*                   Second Monday in October
Veterans' Day*                  November 11
Thanksgiving Day		Fourth Thursday in November
Christmas Day                   December 25

 * Money Market and Tax-Free Money Market Funds only.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions and Taxes

Distributions of net investment income In general, the funds receive income in the form of dividends or interest on their investments. This income, less expenses incurred in the operation of a fund, constitutes a fund's net investment income from which dividends may be paid to investors. Any distributions by a fund from such income will be taxable to investors as ordinary income, whether the investors take them in cash or in additional shares.

By meeting certain requirements of the Internal Revenue Code, the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund have qualified and continue to qualify to pay exempt-interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also will be exempt from such state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

The UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund may earn taxable income on any temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions, or on ordinary income derived from the sale of market discount bonds. Any fund distributions from such income will be taxable as ordinary income, whether received by investors in cash or in additional shares.

The UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund declare dividends for each day that their net asset value is calculated. These dividends will equal all of the daily net income payable to shareholders of record as of the close of business the preceding day. The daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the funds.

Distributions of capital gains In general, the funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable as ordinary income. Distributions from net long-term capital gains will be taxable as long-term capital gain, regardless of how long the fund shares have been held. Any net capital gains realized by a fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the fund. Because the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund are money market funds, they do not anticipate realizing any long-term capital gains.

Effect of foreign investments on distributions Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a fund. Similarly, foreign exchange losses realized by a fund on the sale of debt securities are generally treated as ordinary losses by the fund. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce a fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a fund's ordinary income distributions, and may cause some or all of a fund's previously distributed income to be classified as a return of capital.

The funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the fund may elect to pass-through each investor's pro rata share of foreign taxes paid by the fund. If this election is made, the year-end statement investors receive from the fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election.

Information on the tax character of distributions The funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held fund shares for a full year, a fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the fund.

Election to be taxed as a regulated investment company Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the funds generally pay no federal income tax on the income and gains they distribute to you. The board reserves the right not to maintain the qualification of a fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, a fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such fund's earnings and profits.

Excise tax distribution requirements To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of fund shares Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If you redeem your fund shares, or exchange your fund shares for shares of a different UMB Scout Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the fund on those shares.

All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in such fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

As to the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to investors with respect to his or her fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the investor by the fund on those shares.

As to the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund, because the funds seek to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of fund shares.

U.S. government obligations Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by a fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations If you are a corporate shareholder, you should note that dividends paid by the following funds for the most recent fiscal year qualified for the dividends-received deduction as set forth below:

                      UMB Scout Stock Fund                            38.54%
                      UMB Scout Stock Select Fund                     0.00%
                      UMB Scout WorldWide Fund                        0.0013%
                      UMB Scout WorldWide Select Fund                 0.00%
                      UMB Scout Regional Fund                         47.65%
                      UMB Scout Capital Preservation Fund             23.74%
                      UMB Scout Balanced Fund                         7.01%

In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by such fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Because the income of the UMB Scout WorldWide Fund and the WorldWide Select Fund is derived primarily from investments in foreign rather than domestic U.S securities, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by the funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Because the income of the UMB Scout Bond Fund, the UMB Scout Kansas Tax-Exempt Bond Fund, the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund consists of interest rather than dividends, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by the funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Investment in complex securities The funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a fund are treated as ordinary income or capital gain, accelerate the recognition of income to a fund and/or defer a fund's ability to recognize losses, and, in limited cases, subject a fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by a fund.


MANAGEMENT AND INVESTMENT COUNSEL

Pursuant to Management Agreements, each Fund employs at its own expense UMB Bank, n.a. as its manager and investment counsel. As investment counsel and manager, UMB Bank, n.a. provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with the Funds' stated investment objective and policies. As investment counsel, UMB Bank, n.a. either provides or pays the cost of all management, supervisory and administrative services required in the normal operations of the Funds.

The annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Funds. The annual fee is equal to the following percentage of each Fund's average net assets:

                                                Average Net Assets

UMB Scout Stock Fund                                   .85%
UMB Scout Regional Fund                                .85%
UMB Scout Worldwide Fund                               .85%
UMB Scout Capital Preservation Fund                    .85%
UMB Scout Balanced Fund                                .85%
UMB Scout Bond Fund                                    .85%
UMB Scout Kansas Tax-Exempt Bond Fund                  .50%
UMB Scout Money Market Fund                            .50%
UMB Scout Tax-Free Money Market Fund                   .50%
UMB Scout Stock Select Fund                            .85%
UMB Scout Worldwide Select Fund                        .85%

The aggregate management fees paid to UMB Bank, n.a. by the Funds during the three most recent fiscal years ended June 30 were:

                                                1999              1998            1997
UMB Scout Stock Fund                            $1,553,871      $1,677,799      $1,317,938
UMB Scout Regional Fund                         $374,733        $426,268        $388,605
UMB Scout Worldwide Fund                        $991,992        $520,094        $336,708
UMB Scout Capital Preservation Fund             $6,331          $1,011             --
UMB Scout Balanced Fund                         $56,502         $74,597         $57,679
UMB Scout Bond Fund                             $660,955        $675,457        $697,849
UMB Scout Kansas Tax-Exempt Bond Fund           $37,146         $7,129             --
UMB Scout Money Market Fund                     $4,907,229      $4,239,563      $3,326,933
UMB Scout Tax-Free Money Market Fund            $783,821        $833,818        $643,126
UMB Scout Stock Select Fund (5/17/99)           $981               --               --
UMB Scout Worldwide Select Fund (5/17/99)       $1,504             --               --


OFFICERS AND DIRECTORS

The officers of the Funds manage their day-to-day operations. The Fund's officers, as well as the Fund's investment counsel and manager are subject to the direct supervision and control of the Board of Directors. Under Maryland corporate law, all of the Directors owe a fiduciary duty to the shareholders of the Fund.

The following is a list of the senior officers and directors of the Fund and their ages and business experience for the past five years. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes
Blvd., Kansas City, Missouri 64108-3306. An asterisk (*) by a director's name denotes a director who is an interested person as that term is defined in the 1940 Act.


*Larry D. Armel (58), President and Director. President and Director, Jones &
Babson, Inc. and each of the Babson Funds, UMB Scout Funds, Buffalo Funds and the Investors Mark Series Fund, Inc.; President and Trustee, D.L. Babson Bond
Trust; Director, AFBA Five Star Fund, Inc.

William E. Hoffman, D.D.S. (61), Director. Director of each of the investment companies within the UMB Scout Funds group; Orthodontist, 3700 West 83rd
Street, Suite 206, Prairie Village, Kansas 66208.

Eric T. Jager (56), Director. Director of each of the investment companies within the UMB Scout Funds group; President, Windcrest Investment Management,
Inc.; Director, Bartlett Futures, Inc., Nygaard Corporation, 4800 Main Street,
Suite 600, Kansas City, Missouri 64112.

Stephen F. Rose (51), Director. Director of each of the investment companies within the UMB Scout Funds group; President, Sun Publications, Inc., 7373 W.
107th Street, Overland Park, Kansas 66212.

Stuart Wien (76), Director. Director of each of the investment companies within the UMB Scout Funds group; Retired, 4589 West 124th Place, Leawood,
Kansas 66209, formerly Chairman of the Board, Milgram Food Stores, Inc.

P. Bradley Adams (39), Vice President and Treasurer.  Vice President and
Treasurer, Jones & Babson, Inc. and each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Vice President and Chief Financial Officer, AFBA Five Star
Fund, Inc.; Principal Financial Officer, Investors Mark Series Fund, Inc.

W. Guy Cooke (38), Vice President. Chief Compliance Officer, Jones & Babson,
Inc.; Vice President and Chief Compliance Officer of each of the Babson Funds,
UMB Scout Funds, Buffalo Funds and AFBA Five Star Fund, Inc.  Cooke joined
Jones & Babson in March 1998 and previously was Director of Compliance at
American Century Companies.

Martin A. Cramer (49), Vice President and Secretary.  Vice President and
Secretary, Jones & Babson, Inc. and each of the Babson Funds, UMB Scout Funds and Buffalo Funds; Secretary and Assistant Vice President, AFBA Five Star
Fund, Inc.; Secretary, Investors Mark Series Fund, Inc.

Rhonda L. Grimes (39), Vice President. Control and Technology Integration,
Vice President and Director, Jones & Babson, Inc. Vice President of each of the Babson Funds, UMB Scout Funds, Buffalo Funds and AFBA Five Star Fund, Inc.
She joined Jones & Babson in December 1998 and previously was Client Services
Manager at DST Systems.

Constance E. Martin (38), Vice President.  Shareholder Operations Vice
President and Director, Jones & Babson, Inc.; Vice President of each of the
Babson Funds, UMB Scout Funds, Buffalo Funds and AFBA Five Star Fund, Inc.

Compensation of Officers, Directors and Trustees. None of the officers or directors will be compensated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by UMB Bank, n.a. under the provisions of the Management
Agreement. As an "interested" Director, Mr. Armel receives no compensation for his service as a Director.

Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either UMB Bank, n.a. or Jones & Babson, Inc. The Audit
Committee of the Board of Directors for all of the UMB Scout Funds is composed of Messrs. Hoffman, Jager, Rose and Wien.

The officers and directors of the Company as a group own less than 1% of the Funds.


                                                Compensation Table


Name of Director           Aggregate               Pension or              Estimated Annual        Total Compensation
                        Compensation From     Retirement Benefits            Benefits Upon           From All UMB
                           Each Fund           Accrued As Part of             Retirement           Scout Funds Paid to
                                                 Fund  Expenses                                       Directors**
----------------------------------------------------------------------------------------------------------------------
Larry D. Armel*               --                      --                        --                      --
William E. Hoffman          $6,375                    --                        --                   $6,375
Eric T. Jager               $7,500                    --                        --                   $7,500
Stephen F. Rose             $7,500                    --                        --                   $7,500
Stuart Wien                 $7,500                    --                        --                   $7,500

*	As an "interested director," Mr. Armel received no compensation for his services as a director.

**	The amounts reported in this column reflect the total compensation paid to each director for his services as a director of each of the UMB Scout
Funds during the fiscal year ended June 30, 1999. Directors' fees are paid by the Funds' manager and not by the Funds themselves.




UNDERWRITER AND DISTRIBUTOR

Jones and Babson, Inc., BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306, serves as the principal underwriter and distributor of the Funds' shares. The shares are continuously offered by Jones & Babson, who has agreed, as agent of the Funds, to use its best efforts to distribute shares of the Funds. Jones and Babson pays all sales and distribution expenses, other than registration fees and other governmental charges.

Jones and Babson does not receive compensation or reimbursement for its distribution and underwriting activities from the Funds. Instead, it is compensated by UMB Bank, n.a. for other services provided to the company and Fund. As indicated in the "Directors and Officers" section of this Statement of Additional Information, the following officers of Jones and Babson are directors or officers of the Company: Larry D. Armel, P. Bradley Adams, Martin A. Cramer and Constance E. Martin.


TRANSFER AGENT

As manager, UMB Bank, n.a. employs Jones and Babson, Inc. at its own expense to provide services to the funds, including the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. Jones and Babson, Inc. is located at BMA Tower, 700 Karnes Boulevard, Kansas City, Missouri 64108-3306.


CUSTODIAN

The Fund's assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. As directed by the Funds' officers and portfolio managers, the bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. UMB Bank, n.a. also serves as investment adviser and manager, and receives compensation for all of its services through receipt of management fees. UMB Bank, n.a. is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141.


INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. Baird, Kurtz & Dobson, City Center Square, Suite 2700, 1100 Main Street, Kansas City, Missouri 64105, is the Funds' present independent auditor.


GENERAL INFORMATION AND HISTORY

UMB Scout Stock Fund, Inc. which consists of two separate series -- the UMB Scout Stock Fund series and the UMB Scout Stock Select Fund series -- was incorporated in Maryland on July 29, 1982 and has a present authorized capitalization of 30,000,000 shares of common stock, par value $1.00 per share. The UMB Scout Bond Fund, Inc. was incorporated in Maryland on July 29, 1982, and has a present authorized capitalization of 20,000,000 shares of $1 par value common stock. UMB Scout Regional Fund, Inc., which was incorporated in Maryland on July 11, 1986 as UMB Qualified Dividend Fund, Inc. and changed its name to UMB Heartland Fund, Inc. on July 30, 1991; UMB Scout Balanced Fund, Inc., which was incorporated in Maryland on July 13, 1995; and UMB Scout Capital Preservation Fund, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc., both of which were incorporated in Maryland on October 16, 1997, each have a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB Scout Tax-Free Money Market Fund, Inc., which was incorporated in Maryland on July 29, 1982, has a present authorized capitalization of 1,000,000,000 shares of $.01 par value common stock. UMB Scout WorldWide Fund, Inc., which consists of two separate series - the UMB Scout Worldwide Fund series and the UMB Scout Worldwide Select Fund series -- was incorporated in the State of Maryland on January 7, 1993 and has a present authorized capitalization of 20,000,000 shares of common stock, par value $1.00 per share.

All of the above Funds issue a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Funds may issue additional series of stock with the approval of the Fund's Board of Directors.

UMB Scout Money Market Fund, Inc., which was incorporated in Maryland on June 23, 1982, has a present authorized capitalization of 1,500,000,000 shares of $.01 par value common stock. One-half of the shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and one-half is reserved for the Prime Portfolio shareholders. Each full and fractional share, when issued and outstanding; has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. As a result the Funds do not intend to hold annual meetings. The Funds have adopted the appropriate provisions in their By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so:
(1) election of directors; (2) approval of any investment advisory agreement;
(3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. Under Maryland law, a special meeting of stockholders of the Funds must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

Non-Cumulative Voting. All of the Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

Federal Banking Laws. The Glass-Steagall Act is a federal law that prohibits national banks from sponsoring, distributing or controlling a registered open-end investment company. It is possible that certain activities of UMB Bank, n.a. relating to the Funds may be claimed to be comparable to the matters covered by such provisions. It is not expected that any conclusions regarding such activities of UMB Bank, n.a. would have any material effect on the assets of the Funds or their shareholders, because the Fund's distribution is under the control of Jones & Babson, Inc., the Funds' distributor, which is not subject to the Glass-Steagall Act. Although it is not anticipated that decisions under the Glass-Steagall Act adverse to UMB Bank, n.a. would have any material effect on the conduct of the Funds' operations, if any unanticipated changes affecting the Funds' operations were deemed appropriate, the Board of Directors would promptly consider suitable adjustments.

Each of the Funds has agreed that it may use the words "UMB" and "Scout" in its name, and may use the Scout design, so long as UMB Bank, n.a. is continued as its manager.


FIXED INCOME SECURITIES DESCRIBED AND RATINGS

In evaluating investment suitability, each investor must relate the characteristics of a particular investment under consideration to personal financial circumstances and goals.

Money market instruments are generally described as short-term debt obligations issued by governments, corporations and financial institutions. Usually maturities are one year or less. The yield from this type of instrument is very sensitive to short-term lending conditions. Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share. Although the Fund's shareholders can anticipate that this principal value stability will be reflected in the price of the Fund's shares, it cannot be guaranteed.

A money market security does not have the characteristics usually associated with a long-term investment. Long-term investors who commit their assets to a money market security must understand that short-term interest rates have a history of sharp and frequent peaks and valleys. Thus, there may be occasions when the rates are sufficiently low as to be unattractive when compared to the return on other types of investments. The investor who commits long-term funds to a short-term investment is exposed to the risks associated with buying and selling securities in anticipation of unpredictable future market events.

Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that they will be able to maintain a stable net asset value of $ 1.00 per share.

Description of Fixed Income Ratings

Standard & Poor's Corporation (S&P):

AAA - Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA - High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A - Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's):

Aaa - Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

A2 - High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note:	Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier I indicates that the issue ranks in the higher end of its generic rating category;
the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


Fitch Investors Service:

Debt instruments rated "AAA," "AA," "A," "BBB" are considered to be investment grade.

AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA+, AA or AA- Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA".

A+, A or A- Investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB+, BBB or BBB- Investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB+, BB or BB- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B+, B or B- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC+, CCC or CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C Bonds are in imminent default of payment of interest or principal.

DDD, DD or D Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds. "D" represents the lowest potential for recovery.

NR Indicated that Fitch does not rate the specific issue.

Description of Taxable Commercial Paper Ratings

Moody's - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1 Highest Quality
Prime - 2 Higher Quality
Prime - 3 High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the issuer;
(2)	economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3)	evaluation of the issuer's products in relation to competition and customer acceptance;
(4)	liquidity;
(5)	amount and quality of long-term debt;
(6)	trend of earnings over a period of ten years;
(7)	financial strength of a parent company and relationships which exist with the issuer; and
(8)	recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A" -	Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

"A-1" -	This designation indicates that the degree of safety
regarding timely payment is very strong.

"A-2" - 	Capacity for timely payment on issues with this designation
is strong. However, the relative degree of safety is not as overwhelming.

"A-3" - 	Issues carrying this designation have a satisfactory
capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

"B" - 	Issues rated `B" are regarded as having only an adequate
capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

"C" -	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

"D" -	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Fitch:

F1+	Exceptionally Strong Credit Quality.  Issues assigned this
rating are regarded as having the strongest degree of assurance for payment.

Fl	Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than "F1+."

F2	Good Credit Quality.  Issues assigned this rating have a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F I
+" and "F I".

F3	Fair Credit Quality.  Issues assigned this rating have
characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

FS	Weak Credit Quality.  Issues assigned this rating have
characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default.  Issues assigned this rating have characteristics
suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

LOC	The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.


MUNICIPAL SECURITIES DESCRIBED AND RATINGS

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

UMB Scout Tax-Free Money Market Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed `with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not this Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of UMB Scout Tax-Free Money Market Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry the risk of default. Through careful selection and supervision, and concentration in the higher-quality investment grade issues, management intends to reduce this risk.

Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of UMB Scout Tax-Free Money Market Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from UMB Scout Tax-Free Money Market Fund's primary objective of the highest quality and maturity characteristics of the portfolio.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular portfolio holding, its interim pricing for the purpose of the daily valuation of UMB Scout Tax-Free Money Market Fund's shares may have to be based on other sources of information and methods deemed fair and reasonable by the Board of Directors. One principal method which is commonly used by funds and other investors who own municipal securities is called matrix pricing.

From time to time, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such proposals were enacted, the availability of municipal securities for investment by UMB Scout Tax-Free Money Market Fund would be adversely affected. In such event, the Fund would re-evaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

Income from the UMB Scout Tax-Free Money Market Fund may be subject to the federal Alternative Minimum Tax.

Ratings of Municipal Securities

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P Ratings:

AAA Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

Moody's Ratings of Municipal Bonds:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Ratings of Municipal Notes:

MIG 1: The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

MIG 2: High quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.


FINANCIAL STATEMENTS

The audited financial statements of the Funds which are contained in the June 30, 1999 Annual Reports to Shareholders are incorporated herein by reference.

                      UMB SCOUT FUNDS GROUP
                             PART C
                        OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)       Articles of Incorporation

     (1)  UMB Scout Stock Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #31 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (F) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999 are filed herewith as Exhibit No. EX99.23(a)(1)(F).

     (2)  UMB Scout WorldWide Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on January 7, 1993 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (B) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (C) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (D) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999 are filed herewith as Exhibit No. EX99.23(a)(2)(D).

     (3)  UMB Scout Money Market Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on June 23, 1982 are filed herewith as Exhibit No. EX99.23(a)(3)(A).

          (B) Articles Supplementary of the Registrant as filed in Maryland on July 23, 1982 are filed herewith as Exhibit No. EX99.23(a)(3)(B).

          (C) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 are filed herewith as Exhibit No. EX99.23(a)(3)(C).

          (D) Articles Supplementary of the Registrant filed in Maryland on February 11, 1991 are filed herewith as Exhibit No. EX99.23(a)(3)(D).

          (E) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 are filed herewith as Exhibit No. EX99.23(a)(3)(E).

          (F) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 are filed herewith as Exhibit
               No. EX99.23(a)(3)(F).

     (4)  UMB Scout Tax-Free Money Market Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 are filed herewith as Exhibit No. EX99.23(a)(4)(A).

          (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987 are filed herewith as Exhibit No. EX99.23(a)(4)(B).

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 are filed herewith as Exhibit No. EX99.23(a)(4)(C).

          (D) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 are filed herewith as Exhibit
               No. EX99.23(a)(4)(D).

     (5)  UMB Scout Balanced Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 13, 1995 are filed herewith as Exhibit No. EX99.23(a)(5)(A).

          (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 are filed herewith as Exhibit
               No. EX99.23(a)(5)(B).

     (6)  UMB Scout Regional Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 8, 1986 are filed herewith as Exhibit No. EX99.23(a)(6)(A).

          (B) Articles of Amendment of the Registrant filed in Maryland on July 30, 1991 are filed herewith as Exhibit No. EX99.23(a)(6)(B).

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 are filed herewith as Exhibit No. EX99.23(a)(6)(C).

          (D) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 are filed herewith as Exhibit
               No. EX99.23(a)(6)(D).

     (7)  UMB Scout Bond Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982 are filed herewith as Exhibit No. EX99.23(a)(7)(A).

          (B) Articles of Revival of the Registrant filed in Maryland on January 12, 1987 are filed herewith as Exhibit No. EX99.23(a)(7)(B).

          (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995 are filed herewith as Exhibit No. EX99.23(a)(7)(C).

          (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996 are filed herewith as Exhibit No. EX99.23(a)(7)(D).

          (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 are filed herewith as Exhibit
               No. EX99.23(a)(7)(E).

     (8)  UMB Scout Capital Preservation Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on October 16, 1997 are filed herewith as Exhibit No. EX99.23(a)(8)(A).

          (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 are filed herewith as Exhibit
               No. EX99.23(a)(8)(B).

     (9)  UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

          (A) Articles of Incorporation of the Registrant as filed in Maryland on October 16, 1997 are filed herewith as Exhibit No. EX99.23(a)(9)(A).

          (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998 are filed herewith as Exhibit
               No. EX99.23(a)(9)(B).

(b)  By-Laws

     (1) UMB Scout Stock Fund, Inc. By-laws previously filed with PEA #32 to Registration Statement on Form N1-A on
          3/2/99 and incorporated herein by reference.

     (2) UMB Scout WorldWide Fund, Inc. By-laws previously filed with PEA #14 to Registration Statement on Form
          N1-A on 3/2/99 and incorporated herein by reference.

     (3) UMB Scout Money Market Fund, Inc. By-laws are filed herewith as Exhibit No. EX99.23(b)(3).

     (4) UMB Scout Tax-Free Money Market Fund, Inc. By-laws are filed herewith as Exhibit No. EX99.23(b)(4).

     (5) UMB Scout Balanced Fund, Inc. By-laws are filed herewith as Exhibit No. EX99.23(b)(5).

     (6) UMB Scout Regional Fund, Inc. By-laws are filed herewith as Exhibit No. EX99.23(b)(6).

     (7) UMB Scout Bond Fund, Inc. By-laws are filed herewith as Exhibit No. EX99.23(b)(7).

     (8) UMB Scout Capital Preservation Fund, Inc. By-laws are filed herewith as Exhibit No. EX99.23(b)(8).

     (9) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. By-laws are filed herewith as Exhibit No. EX99.23(b)(9).

(c)  Instrument Defining Rights of Security Holders

     Not Applicable

(d)  Investment Advisory Contracts

     (1) (a) Management Agreement between UMB Bank, n.a. and UMB Scout Stock Fund, Inc. for the UMB Scout Stock Fund series dated January 1, 1996 previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (b) Management Agreement between UMB Bank, n.a. and UMB Scout Stock Fund, Inc. for the UMB Scout Stock Select Fund series previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (2) (a) Management Agreement between UMB Bank, n.a. and UMB Scout WorldWide Fund, Inc. for the UMB Scout WorldWide Fund series dated January 1, 1996 previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

          (b) Management Agreement between UMB Bank, n.a. and UMB Scout Worldwide Fund, Inc., on behalf of the UMB Scout WorldWide Fund series previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (3)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Money Market Fund, Inc. dated January 1, 1996 is filed herewith as Exhibit No. EX99.23(d)(3).

     (4)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Tax-Free Money Market Fund, Inc. dated January
          1, 1996 is filed herewith as Exhibit No.
          EX99.23(d)(4).

     (5)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Balanced Fund, Inc. dated December 6, 1995 is filed herewith as Exhibit No. EX99.23(d)(5).

     (6)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Regional Fund, Inc. dated January 1, 1996 is filed herewith as Exhibit No. EX99.23(d)(6).

     (7)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Bond Fund, Inc. dated January 1, 1996 is filed herewith as Exhibit No. EX99.23(d)(7).

     (8)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Capital Preservation Fund, Inc. dated February
          23, 1997 is filed herewith as Exhibit No.
          EX99.23(d)(8).

     (9)  Management Agreement between UMB Bank, n.a. and UMB
          Scout Kansas Tax-Exempt Bond Fund, Inc. dated February
          23, 1997 is filed herewith as Exhibit No.
          EX99.23(d)(9).

(e)  Underwriting Contracts

     (1) (a) Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Stock Fund, Inc. on behalf of the UMB Scout Stock Fund series dated September 30, 1993 is filed herewith as Exhibit No. EX99.23(e)(1)(a).

          (b) Form of Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Stock Fund, Inc. for the UMB Scout Stock Fund series previously filed with PEA #32 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (2)  (a)  Underwriting Agreement between Jones & Babson,
          Inc. and UMB Scout WorldWide Fund, Inc. on behalf of the UMB Scout WorldWide Fund series dated September
          30, 1993 is filed herewith as Exhibit No.
          EX99.23(e)(2)(a).

          (b) Form of Underwriting Agreement between Jones & Babson, Inc. and UMB Scout Worldwide Fund, Inc. on behalf of the UMB Scout Worldwide Select Fund series previously filed with PEA #14 to Registration Statement on Form N1-A on 3/2/99 and incorporated herein by reference.

     (3)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Money Market Fund, Inc. dated September
          30, 1993 is filed herewith as Exhibit No.
          EX99.23(e)(3).

     (4)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Tax-Free Money Market Fund, Inc. dated
          September 30, 1993 is filed herewith as Exhibit No.
          EX99.23(e)(4).

     (5)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Balanced Fund, Inc. dated December 6,
          1995 is filed herewith as Exhibit No. EX99.23(e)(5).

     (6)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Regional Fund, Inc. (formerly UMB
          Heartland Fund, Inc.) dated September 30, 1993 is filed herewith as Exhibit No. EX99.23(e)(6).

     (7)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Bond Fund, Inc. dated September 30, 1993 is filed herewith as Exhibit No. EX99.23(e)(7).

     (8)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Capital Preservation Fund, Inc. dated
          February 23, 1998 is filed herewith as Exhibit No.
          EX99.23(e)(8).

     (9)  Underwriting Agreement between Jones & Babson, Inc.
          and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated
          February 23, 1998 is filed herewith as Exhibit No.
          EX99.23(e)(9).


(f)  Bonus or Profit Sharing Contracts

     Not Applicable.

(g)  Custodian Agreement between:

     Registrants and UMB Bank, N.A. dated October 30, 1995 is filed herewith as Exhibit No. EX99.23(g).

(h)  Other Material Contracts:

     (1)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Stock Fund, Inc. dated January 1, 1996 is filed herewith as Exhibit No. EX99.23(h)(1).

     (2)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout WorldWide Fund, Inc. dated January 1,
          1996 is filed herewith as Exhibit No. EX99.23(h)(2).

     (3)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Money Market Fund, Inc. dated January 1,
          1996 is filed herewith as Exhibit No. EX99.23(h)(3).

     (4)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Tax-Free Money Market Fund, Inc. dated
          January 1, 1996 is filed herewith as Exhibit No.
          EX99.23(h)(4).

     (5)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Balanced Fund, Inc. dated December 6,
          1995 is filed herewith as Exhibit No. EX99.23(h)(5).

     (6)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Regional Fund, Inc. dated January 1,
          1996 is filed herewith as Exhibit No. EX99.23(h)(6).

     (7)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Bond Fund, Inc. dated January 1, 1996 is filed herewith as Exhibit No. EX99.23(h)(7).

     (8)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Capital Preservation Fund, Inc. dated
          February 23, 1998 is filed herewith as Exhibit No.
          EX99.23(h)(8).

     (9)  Transfer Agency Agreement between Jones & Babson, Inc.
          and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated
          February 23, 1998 is filed herewith as Exhibit No.
          EX99.23(h)(9).

(i) Opinion and Consent of Counsel as to the legality of the securities issued by each registrant is filed herewith as Exhibit No. EX99.23(i).

(j)  Other Opinions

     (1)  Consent of Independent Auditors for:

          (A)  UMB Scout Stock Fund, Inc. is filed herewith as
               Exhibit No. EX99.23(j)(1)(A).

          (B) UMB Scout WorldWide Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(1)(B).

          (C) UMB Scout Regional Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(1)(C).

          (D) UMB Scout Money Market Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(1)(D).

          (E) UMB Scout Tax-Free Money Market Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(1)(E).

          (F) UMB Scout Balanced Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(1)(F).

          (G)  UMB Scout Bond Fund, Inc. is filed herewith as
               Exhibit No. EX99.23(j)(1)(G).

          (H) UMB Scout Capital Preservation Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(1)(H).

          (I) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(1)(I).

     (2)  Power of Attorney for:

          (A)  UMB Scout Stock Fund, Inc. is filed herewith as
               Exhibit No. EX99.23(j)(2)(A).

          (B) UMB Scout WorldWide Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(2)(B).

          (C) UMB Scout Regional Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(2)(C).

          (D) UMB Scout Money Market Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(2)(D).

          (E) UMB Scout Tax-Free Money Market Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(2)(E).

          (F) UMB Scout Balanced Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(2)(F).

          (G)  UMB Scout Bond Fund, Inc. is filed herewith as
               Exhibit No. EX99.23(j)(2)(G).

          (H) UMB Scout Capital Preservation Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(2)(H).

          (I) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. is filed herewith as Exhibit No. EX99.23(j)(2)(I).

(k)  Omitted Financial Statements

     Not Applicable.

(l)  Initial Capital Agreements

     Not Applicable.

(m)  Rule 12b-1 Plan

     Not Applicable.

(n)  Rule 18f-3 Plan

     Not Applicable.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
REGISTRANT:

None.


ITEM 25.  INDEMNIFICATION:

Under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

     (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

     (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT
ADVISER:

The principal business of UMB Bank, n.a. is the provision of banking and investment management services to individuals and businesses.


ITEM 27.  PRINCIPAL UNDERWRITER:

     (a) Jones & Babson, Inc., the only principal underwriter of the Registrant, also acts as principal underwriter for the:

     UMB Scout Stock Fund, Inc.
     UMB Scout WorldWide Fund, Inc.
     UMB Scout Regional Fund, Inc.
     UMB Scout Balanced Fund, Inc.
     UMB Scout Bond Fund, Inc.
     UMB Scout Capital Preservation Fund, Inc.
     UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
     UMB Scout Money Market Fund, Inc.
     UMB Scout Tax-Free Money Market Fund, Inc.

     David L. Babson Growth Fund, Inc.
     Babson Enterprise Fund, Inc.
     Babson Enterprise Fund II, Inc.
     D.L. Babson Money Market Fund, Inc.
     D.L. Babson Tax-Free Income Fund, Inc.
     D.L. Babson Bond Trust
     Babson Value Fund, Inc.
     Shadow Stock Fund, Inc.
     Babson-Stewart Ivory International Fund, Inc.

     Buffalo Balanced Fund, Inc.
     Buffalo Equity Fund, Inc.
     Buffalo USA Global Fund, Inc.
     Buffalo High Yield Fund, Inc.
     Buffalo Small Cap Fund, Inc.

     AFBA Five Star Fund, Inc.

     Investors Mark Series Fund, Inc.

     (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

 Name and Principal   Position and Offices      Positions and
  Business Address      with Underwriter           Offices
                                               with Registrant

Stephen S. Soden          Chairman and            Director
700 Karnes Blvd.            Director
Kansas City, MO
64108-3306

Larry D. Armel           President and          President and
700 Karnes Blvd.            Director              Director
Kansas City, MO
64108-3306

Giorgio Balzer              Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert T. Rakich            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer            Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Vernon W. Voorhees          Director                None
700 Karnes Blvd.
Kansas City, MO
64108-3306

P. Bradley Adams       Vice President and    Vice President and
700 Karnes Blvd.           Treasurer              Treasurer
Kansas City, MO
64108-3306

Martin A. Cramer       Vice President and    Vice President and
700 Karnes Blvd.           Secretary              Secretary
Kansas City, MO
64108-3306

(c) The principal underwriter does not receive any remuneration or compensation for the duties or services rendered to the Registrants pursuant to the principal Transfer Agency Agreement.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.


ITEM 29.  MANAGEMENT SERVICES:

There are no management related service contracts not discussed in Part A or Part B.


ITEM 30.  UNDERTAKINGS:

Registrant undertakes that, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.




                          EXHIBIT INDEX

Exhibit                                                 Exhibit No.

UMB Scout Stock Fund, Inc.
     Articles Supplementary                             EX99.23(a)(1)(F)
UMB Scout WorldWide Fund, Inc.
     Articles Supplementary                             EX99.23(a)(2)(D)
UMB Scout Money Market Fund, Inc.
     Articles of Incorporation                          EX99.23(a)(3)(A)
     Articles Supplementary                             EX99.23(a)(3)(B)
     Articles of Revival                                EX99.23(a)(3)(C)
     Articles Supplementary                             EX99.23(a)(3)(D)
     Articles of Amendment                              EX99.23(a)(3)(E)
     Articles of Amendment                              EX99.23(a)(3)(F)
UMB Scout Tax-Free Money Market Fund, Inc.
     Articles of Incorporation                          EX99.23(a)(4)(A)
     Articles of Revival                                EX99.23(a)(4)(B)
     Articles of Amendment                              EX99.23(a)(4)(C)
     Articles of Amendment                              EX99.23(a)(4)(D)
UMB Scout Balanced Fund, Inc.
     Articles of Incorporation                          EX99.23(a)(5)(A)
     Articles of Amendment                              EX99.23(a)(5)(B)
UMB Scout Regional Fund, Inc.
     Articles of Incorporation                          EX99.23(a)(6)(A)
     Articles of Amendment                              EX99.23(a)(6)(B)
     Articles of Amendment                              EX99.23(a)(6)(C)
     Articles of Amendment                              EX99.23(a)(6)(D)
UMB Scout Bond Fund, Inc.
     Articles of Incorporation                          EX99.23(a)(7)(A)
     Articles of Revival                                EX99.23(a)(7)(B)
     Articles of Amendment                              EX99.23(a)(7)(C)
     Articles Supplementary                             EX99.23(a)(7)(D)
     Articles of Amendment                              EX99.23(a)(7)(E)
UMB Scout Capital Preservation Fund, Inc.
     Articles of Incorporation                          EX99.23(a)(8)(A)
     Articles of Amendment                              EX99.23(a)(8)(B)
UMB Scout Kansas Tax-Exempt Bond Fund, Inc.
     Articles of Incorporation                          EX99.23(a)(9)(A)
     Articles of Amendment                              EX99.23(a)(9)(B)

By-Laws for UMB Scout Stock Fund, Inc.                  EX99.23(b)(1)
By-Laws for UMB Scout WorldWide Fund, Inc.              EX99.23(b)(2)
By-Laws for UMB Scout Money Market Fund, Inc.           EX99.23(b)(3)
By-Laws for UMB Scout Tax-Free Money Market Fund, Inc.  EX99.23(b)(4)
By-Laws for UMB Scout Balanced Fund, Inc.               EX99.23(b)(5)
By-Laws for UMB Scout Regional Fund, Inc.               EX99.23(b)(6)
By-Laws for UMB Scout Bond Fund, Inc.                   EX99.23(b)(7)
By-Laws for UMB Scout Capital Preservation Fund, Inc. EX99.23(b)(8) By-Laws for UMB Scout Kansas Tax-Exempt Bond Fund, Inc. EX99.23(b)(9)

Management Agreement for UMB Scout Stock Fund           EX99.23(d)(1)(a)
Management Agreement for UMB Scout Stock Select Fund    EX99.23(d)(1)(b)
Management Agreement for UMB Scout WorldWide Fund       EX99.23(d)(2)(a)
Management Agreement for UMB Scout WorldWide Select Fund
                                                        EX99.23(d)(2)(b)
Management Agreement for UMB Scout Money Market Fund, Inc.
                                                        EX99.23(d)(3)
Management Agreement for UMB Scout Tax-Free Money Market
Fund, Inc.                                              EX99.23(d)(4)
Management Agreement for UMB Scout Balanced Fund, Inc. EX99.23(d)(5) Management Agreement for UMB Scout Regional Fund, Inc. EX99.23(d)(6)
Management Agreement for UMB Scout Bond Fund, Inc.      EX99.23(d)(7)
Management Agreement for UMB Scout Capital Preservation
Fund, Inc.                                              EX99.23(d)(8)
Management Agreement for UMB Scout Kansas Tax-Exempt Bond
Fund, Inc.                                              EX99.23(d)(9)

Underwriting Agreement for UMB Scout Stock Fund         EX99.23(e)(1)(a)
Underwriting Agreement for UMB Scout Stock Select Fund  EX99.23(e)(1)(b)
Underwriting Agreement for UMB Scout WorldWide Fund     EX99.23(e)(2)(a)
Underwriting Agreement for UMB Scout WorldWide Select Fund
                                                        EX99.23(e)(2)(b)
Underwriting Agreement for UMB Scout Money Market Fund, Inc.
                                                        EX99.23(e)(3)
Underwriting Agreement for UMB Scout Tax-Free Money Market
Fund, Inc.                                              EX99.23(e)(4)
Underwriting Agreement for UMB Scout Balanced Fund, Inc.EX99.23(e)(5) Underwriting Agreement for UMB Scout Regional Fund, Inc.EX99.23(e)(6)
Underwriting Agreement for UMB Scout Bond Fund, Inc.    EX99.23(e)(7)
Underwriting Agreement for UMB Scout Capital Preservation
Fund, Inc.                                              EX99.23(e)(8)
Underwriting Agreement for UMB Scout Kansas Tax-Exempt Bond
Fund, Inc.                                              EX99.23(e)(9)

Transfer Agency Agreement for UMB Scout Stock Fund, Inc.EX99.23(h)(1) Transfer Agency Agreement for UMB Scout WorldWide Fund, Inc.
                                                        EX99.23(h)(2)
Transfer Agency Agreement for UMB Scout Money Market Fund, Inc.
                                                        EX99.23(h)(3)
Transfer Agency Agreement for UMB Scout Tax-Free Money Market
Fund, Inc.                                              EX99.23(h)(4)
Transfer Agency Agreement for UMB Scout Balanced Fund, Inc.
                                                        EX99.23(h)(5)
Transfer Agency Agreement for UMB Scout Regional Fund, Inc.
                                                        EX99.23(h)(6)
Transfer Agency Agreement for UMB Scout Bond Fund, Inc. EX99.23(h)(7) Transfer Agency Agreement for UMB Scout Capital Preservation
Fund, Inc.                                              EX99.23(h)(8)
Transfer Agency Agreement for UMB Scout Kansas Tax-Exempt Bond
Fund, Inc.                                              EX99.23(h)(9)

Opinion of Counsel.                                     EX99.23(i)

Consent of Auditors for UMB Scout Stock Fund, Inc.      EX99.23(j)(1)(A)
Consent of Auditors for UMB Scout WorldWide Fund, Inc. EX99.23(j)(1)(B) Consent of Auditors for UMB Scout Money Market Fund, Inc.EX99.23(j)(1)(C) Consent of Auditors for UMB Scout Tax-Free Money Market
Fund, Inc.                                              EX99.23(j)(1)(D)
Consent of Auditors for UMB Scout Balanced Fund, Inc.   EX99.23(j)(1)(E)
Consent of Auditors for UMB Scout Regional Fund, Inc.   EX99.23(j)(1)(F)
Consent of Auditors for UMB Scout Bond Fund, Inc.       EX99.23(j)(1)(G)
Consent of Auditors for UMB Scout Capital Preservation
Fund, Inc.                                              EX99.23(j)(1)(H)
Consent of Auditors for UMB Scout Kansas Tax-Exempt Bond
Fund, Inc.                                              EX99.23(j)(1)(I)

Power of Attorney for UMB Scout Stock Fund, Inc.        EX99.23(j)(2)(A)
Power of Attorney for UMB Scout WorldWide Fund, Inc. EX99.23(j)(2)(B) Power of Attorney for UMB Scout Money Market Fund, Inc. EX99.23(j)(2)(C) Power of Attorney for UMB Scout Tax-Free Money Market
Fund, Inc.                                              EX99.23(j)(2)(D)
Power of Attorney for UMB Scout Balanced Fund, Inc. EX99.23(j)(2)(E) Power of Attorney for UMB Scout Regional Fund, Inc. EX99.23(j)(2)(F)
Power of Attorney for UMB Scout Bond Fund, Inc.         EX99.23(j)(2)(G)
Power of Attorney for UMB Scout Capital Preservation
Fund, Inc.                                              EX99.23(j)(2)(H)
Power of Attorney for UMB Scout Kansas Tax-Exempt Bond
Fund, Inc.                                              EX99.23(j)(2)(I)

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT STOCK FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT BOND FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT BALANCED FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT MONEY MARKET FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT REGIONAL FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT WORLDWIDE FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams       Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT CAPITAL PRESERVATION FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams        Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and State of Missouri, on the 26th day of August, 1999.

        UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.

        By /s/ Larry D. Armel
           Larry D. Armel, President, Principal Executive Officer
           and Director

	Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                  Title                                Date

/s/ Larry D. Armel         President, Principal Executive     August 26, 1999
Larry D. Armel             Officer and Director


/s/ Eric T. Jager          Director                           August 26, 1999
Eric T. Jager*


/s/ William E. Hoffman     Director                           August 26, 1999
William E. Hoffman*


/s/ Stephen F. Rose        Director                           August 26, 1999
Stephen F. Rose*


/s/ Stewart Wien*          Director                           August 26, 1999
Stewart Wien*


/s/ P. Bradley Adams        Vice President and Principal       August 26, 1999
P. Bradley Adams           Financial and Accounting Officer

	*Signed pursuant to Power of Attorney

        By: /s/ Larry D. Armel
            Larry D. Armel, Attorney-in-Fact